UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2011 – JUNE 30, 2011
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2011

Managers AMG Chicago Equity Partners Mid-Cap Fund

Managers AMG Chicago Equity Partners Balanced Fund

Managers High Yield Fund

Managers Fixed Income Fund

SAR009-0611

Managers Funds

Semi-Annual Report – June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG Chicago Equity Partners Mid-Cap Fund	5

Managers AMG Chicago Equity Partners Balanced Fund	9

Managers High Yield Fund	15

Managers Fixed Income Fund	25

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	32

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	35
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	36
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	37
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	39
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	48
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	55

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/2011	Ending Account Value 06/30/2011	Expenses Paid During Period*
Managers AMG Chicago Equity Partners Mid-Cap Fund Class A
Based on Actual Fund Return	1.24%	$1,000	$1,129	$6.55
Based on Hypothetical 5% Annual Return	1.24%	$1,000	$1,019	$6.21
Managers AMG Chicago Equity Partners Mid-Cap Fund Class B1
Based on Actual Fund Return	1.99%	$1,000	$1,126	$10.49
Based on Hypothetical 5% Annual Return	1.99%	$1,000	$1,015	$9.94
Managers AMG Chicago Equity Partners Mid-Cap Fund Class C
Based on Actual Fund Return	1.99%	$1,000	$1,125	$10.48
Based on Hypothetical 5% Annual Return	1.99%	$1,000	$1,015	$9.94
Managers AMG Chicago Equity Partners Mid-Cap Fund Institutional Class
Based on Actual Fund Return	0.99%	$1,000	$1,131	$5.23
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$4.96
Managers AMG Chicago Equity Partners Balanced Fund Class A
Based on Actual Fund Return	1.25%	$1,000	$1,069	$6.41
Based on Hypothetical 5% Annual Return	1.25%	$1,000	$1,019	$6.26
Managers AMG Chicago Equity Partners Balanced Fund Class B1
Based on Actual Fund Return	2.00%	$1,000	$1,065	$10.24
Based on Hypothetical 5% Annual Return	2.00%	$1,000	$1,015	$9.99
Managers AMG Chicago Equity Partners Balanced Fund Class C
Based on Actual Fund Return	2.00%	$1,000	$1,066	$10.24
Based on Hypothetical 5% Annual Return	2.00%	$1,000	$1,015	$9.99
Managers AMG Chicago Equity Partners Balanced Fund Institutional Class
Based on Actual Fund Return	1.00%	$1,000	$1,070	$5.13
Based on Hypothetical 5% Annual Return	1.00%	$1,000	$1,020	$5.01

1

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/2011	Ending Account Value 06/30/2011	Expenses Paid During Period*
Managers High Yield Fund Class A
Based on Actual Fund Return	1.15%	$1,000	$1,041	$5.82
Based on Hypothetical 5% Annual Return	1.15%	$1,000	$1,019	$5.76
Managers High Yield Fund Class B1
Based on Actual Fund Return	1.90%	$1,000	$1,036	$9.59
Based on Hypothetical 5% Annual Return	1.90%	$1,000	$1,015	$9.49
Managers High Yield Fund Class C
Based on Actual Fund Return	1.90%	$1,000	$1,036	$9.59
Based on Hypothetical 5% Annual Return	1.90%	$1,000	$1,015	$9.49
Managers High Yield Fund Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,043	$4.56
Based on Hypothetical 5% Annual Return	0.90%	$1,000	$1,020	$4.51
Managers Fixed Income Fund Class A
Based on Actual Fund Return	0.84%	$1,000	$1,043	$4.26
Based on Hypothetical 5% Annual Return	0.84%	$1,000	$1,021	$4.21
Managers Fixed Income Fund Class B2
Based on Actual Fund Return	1.59%	$1,000	$1,038	$8.04
Based on Hypothetical 5% Annual Return	1.59%	$1,000	$1,017	$7.95
Managers Fixed Income Fund Class C
Based on Actual Fund Return	1.59%	$1,000	$1,039	$8.04
Based on Hypothetical 5% Annual Return	1.59%	$1,000	$1,017	$7.95
Managers Fixed Income Fund Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$1,044	$2.99
Based on Hypothetical 5% Annual Return	0.59%	$1,000	$1,022	$2.96

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[1]	Effective at the close of business on June 30, 2011, all B shares converted to A shares.
[2]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

2

Fund Performance All periods ended June 30, 2011 (unaudited)

Average Annual Total Returns[1]			Six Months	1 Year	5 Years	10 Years	Inception Date
Managers AMG Chicago Equity Partners Mid-Cap Fund [3,11]	Class A	No Load	12.93%	47.90%	4.28%	6.47%	01/02/97
	Class A	With Load	6.43%	39.44%	3.05%	5.84%	01/02/97
	Class B†	No Load	12.55%	46.45%	3.43%	5.74%	01/28/98
	Class B†	With Load	7.55%	41.45%	3.08%	5.74%	01/28/98
	Class C	No Load	12.49%	46.44%	3.38%	5.72%	02/19/98
	Class C	With Load	11.49%	45.44%	3.38%	5.72%	02/19/98
	Institutional Class	No Load	13.05%	47.92%	4.42%	6.77%	01/02/97
Russell Midcap® Index[4]			8.08%	38.47%	5.30%	7.59%

Managers AMG Chicago Equity Partners Balanced Fund [2,5,10,11]	Class A	No Load	6.89%	20.27%	6.07%	5.07%	01/02/97
	Class A	With Load	0.76%	13.34%	4.82%	4.45%	01/02/97
	Class B†	No Load	6.53%	19.39%	5.31%	4.41%	02/10/98
	Class B†	With Load	1.53%	14.39%	4.98%	4.41%	02/10/98
	Class C	No Load	6.56%	19.43%	5.31%	4.41%	02/13/98
	Class C	With Load	5.56%	18.43%	5.31%	4.41%	02/13/98
	Institutional Class	No Load	7.04%	20.58%	6.36%	5.44%	01/02/97

60% S&P 500 Index & 40% Barclays Capital U.S. Aggregate Bond Index[6]			4.83%	19.60%	5.25%	4.57%
Managers High Yield Fund [2,5,7,11]	Class A	No Load	4.13%	14.82%	7.14%	8.27%	01/02/98
	Class A	With Load	(0.25)%	10.00%	6.21%	7.80%	01/02/98
	Class B†	No Load	3.61%	13.91%	6.21%	7.50%	02/19/98
	Class B†	With Load	(1.39)%	8.91%	5.91%	7.50%	02/19/98
	Class C	No Load	3.61%	13.91%	6.25%	7.53%	02/19/98
	Class C	With Load	2.61%	12.91%	6.25%	7.53%	02/19/98
	Institutional Class	No Load	4.26%	15.19%	7.47%	8.68%	03/02/98

Barclays Capital U.S. Corporate High Yield Bond Index[8]			4.97%	15.63%	9.30%	8.99%
Managers Fixed Income Fund [2,5,10,11]	Class A	No Load	4.30%	8.73%	7.56%	6.37%	01/02/97
	Class A	With Load	(0.14)%	4.10%	6.63%	5.91%	01/02/97
	Class B††	No Load	3.84%	7.86%	6.76%	5.66%	03/20/98
	Class B††	With Load	(1.16)%	2.86%	6.45%	5.66%	03/20/98
	Class C	No Load	3.91%	7.92%	6.75%	5.67%	03/05/98
	Class C	With Load	2.91%	6.92%	6.75%	5.67%	03/05/98
	Institutional Class	No Load	4.43%	8.89%	7.82%	6.73%	01/02/97
Barclays Capital U.S. Aggregate Bond Index[9]			2.72%	3.90%	6.52%	5.74%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

3

Fund Performance (continued)

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (4.25% maximum for Managers High Yield and Fixed Income Funds), as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

†	Effective at the close of business on June 30, 2011, all B shares converted to A shares.
††	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars ($).

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[3]

The Fund or strategy is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on a limited number of products.

[4]

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25 percent of the total market capitalization of the Russell 1000 Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[5]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[6]	The benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.
[7]

The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[8]

The Barclays Capital U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service). Unlike the Fund, the Barclays Capital U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[9]

The Barclays Capital U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays Capital U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[11]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Not FDIC insured, nor bank guaranteed. May lose value.

4

Managers AMG Chicago Equity Partners Mid-Cap Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers AMG CEP Mid-Cap Fund**	Russell Midcap® Index
Financials	18.6%	18.9%
Information Technology	16.9%	13.7%
Industrials	16.6%	12.9%
Consumer Discretionary	12.0%	15.3%
Health Care	11.2%	10.3%
Materials	7.3%	6.9%
Utilities	5.9%	6.3%
Energy	5.6%	8.5%
Consumer Staples	3.8%	5.9%
Telecommunication Services	0.9%	1.3%
Other Assets and Liabilities	1.2%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
Gartner, Inc.	2.1%
Rayonier, Inc.	2.1
Kennametal, Inc.*	2.0
KBR, Inc.	1.8
AMERIGROUP Corp.	1.8
National Retail Properties, Inc.	1.7
Polaris Industries, Inc.	1.7
Domtar Corp.	1.5
Anixter International, Inc.*	1.5
Health Net, Inc.	1.5

Top Ten as a Group	17.7%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

June 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 98.8%
Consumer Discretionary - 12.0%
American Greetings Corp., Class A	11,900		$286,076
Brinker International, Inc.	12,200		298,412
Deckers Outdoor Corp.*	2,700		237,978
Dillard’s, Inc., Class A	5,100	[2]	265,914
DISH Network Corp., Class A*	6,500		199,355
Foot Locker, Inc.	21,300		506,088
Fossil, Inc.*	5,275		620,973
GameStop Corp.*	6,700	[2]	178,689
Interpublic Group of Companies, Inc.	9,500		118,750
Lear Corp.	3,700		197,876
PetSmart, Inc.	3,100		140,647
Polaris Industries, Inc.	7,100		789,307
Signet Jewelers, Ltd.*	5,700		266,817
Tractor Supply Co.	5,200		347,776
TRW Automotive Holdings Corp.*	4,300		253,829
Tupperware Brands Corp.	4,100		276,545
Weight Watchers International, Inc.	3,800		286,786
Williams-Sonoma, Inc.	11,500		419,635
Total Consumer Discretionary			5,691,453
Consumer Staples - 3.8%
Constellation Brands, Inc.*	3,700		77,034
Corn Products International, Inc.	9,600		530,688
Hansen Natural Corp.*	4,600		372,370
Herbalife, Ltd.	3,600		207,504
Hormel Foods Corp.	10,300		307,043
Ralcorp Holdings, Inc.*	2,200		190,476
Smithfield Foods, Inc.*	6,000		131,220
Total Consumer Staples			1,816,335
Energy - 5.6%
Atwood Oceanics, Inc.*	10,300		454,539
Berry Petroleum Co., Class A	5,500		292,215
Cabot Oil & Gas Corp.	7,400		490,694
CAL Dive International, Inc.*	16,600		274,896
CARBO Ceramics, Inc.	800		130,360
Patterson-UTI Energy, Inc.	6,500		205,465
Rosetta Resources, Inc.*	4,100		211,314

	Shares		Value
Seacor Holdings, Inc.	1,900		$189,924
Tesoro Corp.*	16,300		373,433
Total Energy			2,622,840
Financials - 18.6%
Allied World Assurance Co. Holdings, Ltd.	6,500		374,270
American Campus Communities, Inc.	10,100		358,752
American Capital Agency Corp.	8,700		253,257
Arch Capital Group, Ltd.*	3,900		124,488
Assurant, Inc.	15,000		544,050
Cathay General Bancorp	24,000		393,360
CBL & Associates Properties, Inc.	11,800		213,934
Commerce Bancshares, Inc.	6,740		289,820
Commonwealth REIT	15,200		392,768
Eaton Vance Corp.	7,900		238,817
Equity One, Inc.	3,800		70,832
Forest City Enterprises, Inc., Class A*	4,500		84,015
Hospitality Properties Trust	2,900		70,325
Huntington Bancshares, Inc.	96,900		635,664
MFA Financial, Inc.	60,800		488,832
National Retail Properties, Inc.	33,300	[2]	816,183
Platinum Underwriter Holdings, Ltd.	6,900		229,356
Raymond James Financial, Inc.	11,900		382,585
Rayonier, Inc.	15,200		993,320
Realty Income Corp.	9,300	[2]	311,457
Senior Housing Properties Trust	17,700		414,357
SVB Financial Group*	6,800		406,028
Torchmark Corp.	3,000		192,420
Waddell & Reed Financial, Inc.	12,000		436,200
Webster Financial Corp.	4,400		92,488
Total Financials			8,807,578
Health Care - 11.2%
AMERIGROUP Corp.*	11,900		838,593
Charles River Laboratories International, Inc.*	8,200		333,330
Cooper Companies, Inc., The	6,600		522,984
Coventry Health Care, Inc.*	8,000		291,760
Health Net, Inc.*	21,900		702,771
Hill-Rom Holdings, Inc.	4,700		216,388
Kinetic Concepts, Inc.*	11,500		662,745

The accompanying notes are an integral part of these financial statements. 6

Managers AMG Chicago Equity Partners Mid-Cap Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 11.2% (continued)
Medicis Pharmaceutical Corp., Class A	14,500	[2]	$553,465
Mettler-Toledo International, Inc.*	700		118,069
Quality Systems, Inc.	4,200		366,660
Sirona Dental Systems, Inc.*	3,300		175,230
Techne Corp.	2,400		200,088
United Therapeutics Corp.*	5,500		303,050
Total Health Care			5,285,133
Industrials - 16.6%
AGCO Corp.*	6,100		301,096
Alaska Airgroup, Inc.*	5,600		383,376
Alexander & Baldwin, Inc.	2,100		101,136
Bucyrus International, Inc.	3,100		284,146
Chicago Bridge & Iron Co., N.V.	2,800		108,920
CLARCOR, Inc.	5,900		278,952
Corporate Executive Board Co.	7,600		331,740
Crane Co.	8,700		429,867
EMCOR Group, Inc.*	10,500		307,755
Esterline Technologies Corp.*	900		68,760
Gardner Denver, Inc.	2,600		218,530
Herman Miller, Inc.	7,300		198,706
Hubbell, Inc.	4,300		279,285
J.B. Hunt Transport Services, Inc.	6,000		282,540
KBR, Inc.	23,000		866,870
Kennametal, Inc.	22,600		953,946
Manpower, Inc.	6,200		332,630
Rollins, Inc.	10,700		218,066
Ryder System, Inc.	1,400		79,590
Snap-On, Inc.	2,200		137,456
Timken Co.	12,400		624,960
Toro Co., The	5,200		314,600
Towers Watson & Co., Class A	5,300		348,263
Triumph Group, Inc.	1,200		119,496
Werner Enterprises, Inc.	10,300		258,015
Total Industrials			7,828,701
Information Technology - 16.9%
ACI Worldwide, Inc.*	7,500		253,275
Alliance Data Systems Corp.*	2,500	[2]	235,175

	Shares		Value
Anixter International, Inc.	11,000		$718,740
Atmel Corp.*	31,200		438,984
Convergys Corp.*	49,800		679,272
Cypress Semiconductor Corp.*	9,300		196,602
Factset Research Systems, Inc.	2,125		217,430
Gartner, Inc.*	25,000		1,007,250
Global Payments, Inc.	6,300		321,300
IAC/InterActiveCorp*	3,500		133,595
Integrated Device Technology, Inc.*	50,100	[2]	393,786
International Rectifier Corp.*	11,300		316,061
Jabil Circuit, Inc.	4,800		96,960
MICROS Systems, Inc.*	9,300		462,303
NCR Corp.*	18,100		341,909
Polycom, Inc.*	6,200		398,660
Riverbed Technology, Inc.*	6,600		261,294
Solera Holdings, Inc.	7,100		420,036
TIBCO Software, Inc.*	10,400		301,808
Varian Semiconductor Equipment Associates, Inc.*	2,900		178,176
Veeco Instruments, Inc.*	4,500	[2]	217,845
Vishay Intertechnology, Inc.*	18,200		273,728
Zebra Technologies Corp.*	2,800		118,076
Total Information Technology			7,982,265
Materials - 7.3%
AptarGroup, Inc.	4,000		209,360
Cabot Corp.	14,600		582,102
Coeur d’Alene Mines Corp.*	5,200		126,152
Domtar Corp.	7,600		719,872
Lubrizol Corp.	2,500		335,675
Reliance Steel & Aluminum Co.	4,300		213,495
Steel Dynamics, Inc.	11,500		186,875
Temple-Inland, Inc.	4,300		127,882
Westlake Chemical Corp.	7,300		378,870
Worthington Industries, Inc.	25,400		586,740
Total Materials			3,467,023
Telecommunication Services - 0.9%
Level 3 Communications, Inc.*	52,600	[2]	128,344
MetroPCS Communications, Inc.*	16,800		289,128
Total Telecommunication Services			417,472

The accompanying notes are an integral part of these financial statements. 7

Managers AMG Chicago Equity Partners Mid-Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 5.9%
Alliant Energy Corp.	7,300	$296,818
DPL, Inc.	4,600	138,736
Energen Corp.	7,300	412,450
Idacorp, Inc.	9,600	379,200
Integrys Energy Group, Inc.	6,400	331,776
NiSource, Inc.	29,500	597,375
Northeast Utilities	9,400	330,598
NV Energy, Inc.	14,000	214,900
Pepco Holdings, Inc.	4,400	86,372
Total Utilities		2,788,225
Total Common Stocks (cost $39,240,565)		46,707,025

	Shares	Value
Short-Term Investments - 6.0%[1]
BNY Institutional Cash Reserves Fund, Series B*[4,9]	159,721	$127,634
BNY Mellon Overnight Government Fund, 0.08%[4]	2,051,726	2,051,726
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	655,297	655,297
Total Short-Term Investments (cost $2,866,744)		2,834,657
Total Investments - 104.8% (cost $42,107,309)		49,541,682
Other Assets, less Liabilities - (4.8)%		(2,252,683)
Net Assets - 100.0%		$47,288,999

The accompanying notes are an integral part of these financial statements. 8

Managers AMG Chicago Equity Partners Balanced Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers AMG CEP Balanced Fund**
U. S. Government and Agency Obligations	37.5%
Information Technology	11.4%
Financials	8.9%
Industrials	8.8%
Health Care	6.5%
Consumer Discretionary	6.3%
Energy	6.2%
Consumer Staples	5.3%
Materials	2.5%
Utilities	2.3%
Telecommunication Services	1.5%
Mortgage-Backed Securities	1.4%
Asset-Backed Securities	0.0%
Other Assets and Liabilities	1.4%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FNMA, 5.000%, 05/11/17	4.7%
U.S. Treasury Notes, 2.625%, 08/15/20	4.0
FHLMC, 3.750%, 03/27/19	3.4
U.S Treasury Notes, 2.750%, 02/28/18	2.7
International Business Machines Corp.	2.0
Johnson & Johnson*	1.8
Apple, Inc.*	1.6
Verizon Communications, Inc.	1.5
International Business Machines Corp.*	1.5
U.S. Treasury Notes, 3.625%, 02/15/21	1.4

Top Ten as a Group	24.6%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

Managers AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 55.6%
Consumer Discretionary - 6.3%
Brinker International, Inc.	5,000		$122,300
Coach, Inc.	500		31,965
DISH Network Corp., Class A*	2,800		85,876
Interpublic Group of Companies, Inc.	9,800		122,500
Liberty Global, Inc., Class A*	2,000	[2]	90,080
Macy’s, Inc.	2,200		64,328
Mattel, Inc.	2,600		71,474
Ross Stores, Inc.	1,400		112,168
Signet Jewelers, Ltd.*	900		42,129
Stanley Black & Decker, Inc.	1,100		79,255
Starbucks Corp.	1,900		75,031
TJX Cos., Inc., The	2,500		131,325
TRW Automotive Holdings Corp.*	1,300		76,739
Viacom, Inc., Class B	2,300		117,300
Total Consumer Discretionary			1,222,470
Consumer Staples - 5.3%
Altria Group, Inc.	2,920		77,117
Brown-Forman Corp.	600		44,814
Coca-Cola Enterprises, Inc.	1,900		55,442
Colgate-Palmolive Co.	1,100		96,151
Corn Products International, Inc.	1,600		88,448
Dr Pepper Snapple Group, Inc.	2,300		96,439
Estee Lauder Co., Class A	850		89,412
Herbalife, Ltd.	1,400		80,696
Hormel Foods Corp.	3,300		98,373
Kroger Co., The	2,400		59,520
Lorillard, Inc.	1,200		130,644
McCormick & Co., Inc.	700		34,699
Wal-Mart Stores, Inc.	1,600		85,024
Total Consumer Staples			1,036,779
Energy - 6.2%
Chevron Corp.	2,700		277,668
ConocoPhillips Co.	2,700		203,013
Devon Energy Corp.	1,600		126,096
Exxon Mobil Corp.	2,720		221,354
Halliburton Co.	1,800		91,800
Patterson-UTI Energy, Inc.	4,300		135,923
Seacor Holdings, Inc.	500		49,980
Tesoro Corp.*	2,600		59,566
Valero Energy Corp.	2,200		56,254
Total Energy			1,221,654

The accompanying notes are an integral part of these financial statements. 10

Managers AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 8.3%
American Financial Group, Inc.	2,600	$92,794
Annaly Capital Management, Inc.	3,700	66,748
Berkshire Hathaway, Inc., Class B*	700	54,173
Capital One Financial Corp.	2,800	144,676
Chubb Corp., The	1,200	75,132
Citigroup, Inc.*	3,530	146,989
Commonwealth REIT	3,800	98,192
Discover Financial Services	2,900	77,575
Goldman Sachs Group, Inc.	605	80,519
JPMorgan Chase & Co.	4,748	194,383
KeyCorp	23,100	192,423
M&T Bank Corp.	1,150	101,143
Prudential Financial, Inc.	800	50,872
Public Storage, Inc.	800	91,208
SLM Corp.*	3,500	58,835
Travelers Companies, Inc., The	1,800	105,084
Total Financials		1,630,746
Health Care - 6.5%
AmerisourceBergen Corp.	5,200	215,280
Amgen, Inc.*	1,700	99,195
Becton, Dickinson and Co.	500	43,085
Biogen Idec, Inc.*	1,100	117,612
Humana, Inc.*	1,700	136,918
Johnson & Johnson	5,200	345,904
Medco Health Solutions, Inc.*	900	50,868
PerkinElmer, Inc.	2,500	67,275
Pfizer, Inc.	9,757	200,994
Total Health Care		1,277,131
Industrials - 5.6%
Caterpillar, Inc.	800	85,168
General Dynamics Corp.	1,100	81,972
General Electric Co.	8,600	162,196
Grainger (W.W.), Inc.	1,100	169,015
KBR, Inc.	1,500	56,535
Norfolk Southern Corp.	800	59,944
Northrop Grumman Corp.	2,500	173,375
Timken Co.	3,600	181,440
United Parcel Service, Inc., Class B	1,700	123,981
Total Industrials		1,093,626

The accompanying notes are an integral part of these financial statements. 11

Managers AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 11.4%
Accenture PLC, Class A	3,400	$205,428
Altera Corp.	2,400	111,240
Apple, Inc.*	945	317,208
Automatic Data Processing, Inc.	2,200	115,896
Cognizant Technology Solutions Corp.*	900	66,006
F5 Networks, Inc.*	800	88,200
Google, Inc.*	95	48,106
Intel Corp.	2,600	57,616
International Business Machines Corp.	1,700	291,635
Linear Technology Corp.	3,700	122,174
MICROS Systems, Inc.*	800	39,768
Microsoft Corp.	5,850	152,100
NetApp, Inc.*	1,000	52,780
Oracle Corp.	5,400	177,714
QUALCOMM, Inc.	3,300	187,407
Visa, Inc., Class A	1,900	160,094
Vishay Intertechnology, Inc.*	2,500	37,600
Total Information Technology		2,230,972
Materials - 2.5%
Alcoa, Inc.	3,800	60,268
Domtar Corp.	900	85,248
E.I. du Pont de Nemours & Co.	3,200	172,960
Freeport McMoRan Copper & Gold, Inc., Class B	1,600	84,640
PPG Industries, Inc.	600	54,474
Steel Dynamics, Inc.	2,100	34,125
Total Materials		491,715
Telecommunication Services - 1.5%
Verizon Communications, Inc.	7,900	294,117
Utilities - 2.0%
Duke Energy Corp.	9,800	184,534
Integrys Energy Group, Inc.	1,700	88,128
NiSource, Inc.	2,700	54,675
Pepco Holdings, Inc.	3,600	70,668
Total Utilities		398,005
Total Common Stocks (cost $8,896,342)		10,897,215
Corporate Bonds - 4.1%	Principal Amount
Financials - 0.6%
American Express Co., 7.250%, 05/20/14	$50,000	57,222
Credit Suisse New York, Medium Term Notes, 5.000%, 05/15/13	40,000	42,716
General Electric Capital Corp., Global Medium Term Notes, Series A, 6.750%, 03/15/32	10,000	11,143
JPMorgan Chase & Co., 6.000%, 01/15/18	15,000	16,705
Total Financials		127,786

The accompanying notes are an integral part of these financial statements. 12

Managers AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 3.2%
Altria Group, Inc., 9.700%, 11/10/18	$23,000		$30,267
AT&T, Inc., 5.100%, 09/15/14	80,000		87,981
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	50,000		58,115
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	6,000		6,386
Hewlett-Packard Co., 4.500%, 03/01/13	55,000		58,271
Honeywell International, Inc., 4.250%, 03/01/13	55,000		58,233
International Business Machines Corp., 5.600%, 11/30/39	20,000		21,198
Kellogg Co., 7.450%, 04/01/31	20,000		25,324
Kroger Co., The, 5.500%, 02/01/13	25,000		26,730
Kroger Co., The, 6.750%, 04/15/12	40,000		41,832
McDonald’s Corp., 4.300%, 03/01/13	40,000		42,336
McDonald’s Corp., 6.300%, 10/15/37	20,000		23,309
TransCanada Pipelines Ltd., 4.875%, 01/15/15	45,000		49,476
United Parcel Service, Inc., 6.200%, 01/15/38	20,000		23,166
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000		23,047
Wyeth, 5.250%, 03/15/13	40,000		43,170
Total Industrials			618,841
Utilities - 0.3%
Florida Power & Light Co., 4.850%, 02/01/13	45,000		47,785
Georgia Power Co., Series 2010-B, 5.400%, 06/01/40	20,000		20,163
Total Utilities			67,948
Total Corporate Bonds (cost $759,591)			814,575
Mortgage-Backed Securities - 1.4%
CSFB Mortgage Securities Corp., Series 2005-C2, Class A3, 4.691%, 04/15/37	65,811		67,032
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	11,224		11,365
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	94,770		95,646
JPMorgan Chase Mortgage Securities Corp., Series 2002-C2, Class A2, 5.050%, 12/12/34	90,000		93,634
Total Mortgage-Backed Securities (cost $308,836)			267,677
U.S. Government and Agency Obligations - 37.5%
Federal Home Loan Bank - 1.1%
FHLB, 5.375%, 05/18/16	190,000		220,622
Federal Home Loan Mortgage Corporation - 4.7%
FHLMC, 3.750%, 03/27/19	635,000	[2]	673,042
FHLMC, 4.375%, 07/17/15	50,000		55,505
FHLMC, 4.500%, 11/01/24	34,042		36,118
FHLMC, 5.000%, 12/01/20	53,165		57,460
FHLMC, 6.000%, 01/01/38	54,184		59,648
FHLMC Gold Pool, 6.000%, 04/01/38	39,065		42,962
Total Federal Home Loan Mortgage Corporation			924,735

The accompanying notes are an integral part of these financial statements. 13

Managers AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 21.6%
FNMA, 4.000%, 08/01/19 to 11/01/40	$816,450	$847,527
FNMA, 4.500%, 11/01/19 to 11/01/40	850,246	883,786
FNMA, 5.000%, 05/11/17 to 08/01/40	1,477,687	1,640,692
FNMA, 5.375%, 06/12/17	110,000	128,192
FNMA, 5.500%, 02/01/22 to 06/01/38	460,705	499,792
FNMA, 6.000%, 03/01/37 to 06/01/38	164,233	181,187
FNMA, 6.500%, 03/01/37	45,511	51,594
Total Federal National Mortgage Association		4,232,770
United States Treasury Securities - 10.1%
U.S. Treasury Notes, 2.125%, 02/29/16	5,000	5,120
U.S. Treasury Notes, 2.625%, 08/15/20	801,100	775,565
U.S. Treasury Notes, 2.750%, 02/28/18	505,000	517,191
U.S. Treasury Notes, 3.500%, 02/15/39	455,000	390,802
U.S. Treasury Notes, 3.625%, 02/15/21	270,000	281,581
Total United States Treasure Securities		1,970,259
Total U.S. Government and Agency Obligations (cost $7,176,849)		7,348,386

Short-Term Investments - 5.4%[1]	Shares
BNY Institutional Cash Reserves Fund, Series B* [4,9]	28,392	22,688
BNY Mellon Overnight Government Fund, 0.08% [4]	502,108	502,108
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	534,005	534,005
Total Short-Term Investments (cost $1,064,505)		1,058,801
Total Investments - 104.0% (cost $18,206,124)		20,386,654
Other Assets, less Liabilities - (4.0)%		(787,946)
Net Assets - 100.0%		$19,598,708

The accompanying notes are an integral part of these financial statements. 14

Managers High Yield Fund Fund Snapshots June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers High Yield Fund**
Industrials	76.0%
Financials	10.3%
Utilities	2.3%
Materials	0.3%
Information Technology	0.2%
Health Care	0.1%
Consumer Discretionary	0.0%#
Other Assets and Liabilities	10.8%

**	As a percentage of net assets
#	Rounds to less than 0.01%

Top Ten Holdings

Top Ten Holdings	% of Net Assets
HCA, Inc., 9.625%, 11/15/16*	1.7%
Sprint Capital Corp., 8.750%, 03/15/32*	1.4
Biomet, Inc., 10.375%, 10/15/17*	1.2
Sungard Data Systems, Inc., 10.250%, 08/15/15*	1.1
EchoStar DBS Corp., 7.125%, 02/01/16*	1.0
CIT Group, Inc., 7.000%, 05/01/16	1.0
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16*	0.8
Sealy Mattress Co., 8.250%, 06/15/14	0.8
Ally Financial, Inc., 6.250%, 12/01/17	0.8
Quebecor Media, Inc., 7.750%, 03/15/16	0.8

Top Ten as a Group	10.6%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

15

Managers High Yield Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 88.6%
Financials - 10.3%
Alliance Laundry Systems LLC, Term Loan, Class B, 6.250%, 09/30/16, (10/03/11)[3]	$144,667		$145,993
Ally Financial, Inc., 6.250%, 12/01/17 (a)	265,000		264,227
Bank of America Corp., 8.000%, 12/29/49[6]	105,000		109,792
Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (a)	135,000		136,350
Caesars Entertainment Operating Co., Inc., Term B-3 Loan, 3.246%, 01/28/15, (09/30/11)[3]	829		837
Caesars Entertainment Operating Co., Inc., Term B-3 Loan, 3.274%, 01/28/15, (07/25/11)[3]	116,795		105,152
CIT Group, Inc., 6.625%, 04/01/18 (a)	30,000		31,425
CIT Group, Inc., 7.000%, 05/01/16	327,983	[2]	327,163
CIT Group, Inc., 7.000%, 05/01/17	180,176		179,951
Citigroup Capital XXI, 8.300%, 12/21/57[6]	85,000		87,125
Claire’s Escrow Corp., 8.875%, 03/15/19 (a)	60,000	[2]	56,400
Clear Channel Communications, Inc. Term Loan B, 3.836%, 01/29/16, (07/29/11)[3]	36,740		31,062
First Data Corp., Term Loan B-2, 2.936%, 09/24/14, (07/25/11)[3]	5,111		4,744
First Data Corp., Term Loan B-1, 4.186%, 03/24/18, (07/25/11)[3]	48,028		44,153
Ford Motor Credit Co. LLC, 6.625%, 08/15/17	210,000		223,519
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	100,000		108,266
GMAC, Inc., 6.750%, 12/01/14	192,000		199,200
Host Hotels & Resorts, L.P., 9.000%, 05/15/17	30,000	[2]	33,900
Ineos Holdings, Ltd., Term Loan, Class B-2, 7.501%, 12/16/13, (07/29/11)[3]	143,602		148,763
Ineos Holdings, Ltd., Term Loan, Class C-2, 8.001%, 12/16/14, (07/29/11)[3]	164,264		170,167
International Lease Finance Corp., 5.750%, 05/15/16	20,000		19,715
International Lease Finance Corp., 6.250%, 05/15/19	15,000		14,678
International Lease Finance Corp., 7.125%, 09/01/18 (a)	25,000		26,875
International Lease Finance Corp., 8.250%, 12/15/20	40,000		43,300
International Lease Finance Corp., 8.625%, 09/15/15 (b)	115,000		125,062
International Lease Finance Corp., 8.750%, 03/15/17 (b)	180,000		197,325
Longview Fibre Paper and Packaging, Inc., 8.000%, 06/01/16 (a)	20,000		20,200
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (a)	55,000		55,962
Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/21/15	70,000		74,725
Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (a)	90,000		97,425
Realogy Corp., 7.875%, 02/15/19 (a)	110,000	[2]	109,450
Regions Financial Corp., 5.750%, 06/15/15	45,000	[2]	44,364
Texas Competitive Electric Holdings, Term Loan, Class B-2, 4.690%, 10/10/14, (07/11/11)[3]	83,848		65,566
Texas Competitive Electric Holdings, Term Loan, Class B-2, 4.768%, 10/10/17, (08/09/11)[3]	88,973		69,574
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/18/17, (09/29/11)[3]	45,000		45,900
Total Financials			3,418,310
Industrials - 76.0%
Accellent, Inc., 8.375%, 02/01/17	45,000		46,744
Accellent, Inc., 10.000%, 11/01/17	85,000		83,725

The accompanying notes are an integral part of these financial statements. 16

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
ACCO Brands Corp., 7.625%, 08/15/15	$65,000		$65,000
Aircastle, Ltd., 9.750%, 08/01/18	55,000		60,912
Aleris International, Inc., 7.625%, 02/15/18 (a)	25,000		25,063
Alliant Techsystems, Inc., 6.750%, 04/01/16	120,000		123,000
Allison Transmission, Inc., 7.125, 05/15/19 (a)	90,000		87,975
AMC Entertainment, Inc., 8.750%, 06/01/19	10,000		10,600
AMC Entertainment, Inc., 9.750%, 12/01/20 (a)	90,000		92,475
American Axle & Manufacturing, Inc., 7.875%, 03/01/17	110,000	[2]	110,550
American Axle & Manufacturing, Inc., 9.250%, 01/15/17 (a)	20,000		21,900
American Tire Distributors, Inc., 9.750%, 06/01/17	65,000		70,200
Amkor Technologies, Inc., 7.375%, 05/01/18	115,000	[2]	117,444
Amsted Industries, Inc., 8.125%, 03/15/18 (a)	60,000		63,300
Arch Coal, Inc., 7.000%, 06/15/19 (a)	35,000		35,088
Arch Coal, Inc., 7.250%, 06/15/21 (a)	25,000		25,156
Arch Coal, Inc., 8.750%, 08/01/16	115,000		125,350
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000		211,500
Ashland, Inc., 9.125%, 06/01/17	30,000		33,900
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	70,000		73,325
Aspect Software, Inc., 10.625%, 05/15/17	55,000		59,400
Associated Materials, Inc., 9.125%, 11/01/17 (a)	110,000		110,000
Atkore International, Inc., 9.875%, 01/01/18 (a)	75,000		79,125
Audatex North America, Inc. 6.750%, 06/15/18 (a)	70,000		70,700
Avaya, Inc., 7.000%, 04/01/19 (a)	80,000		77,800
Avaya, Inc., 9.750%, 11/01/15	65,000		66,625
Avaya, Inc., 10.125%, 11/01/15[7]	94,893		97,977
Avis Budget Car Rental LLC, 7.750%, 05/15/16	110,000		112,475
Avis Budget Car Rental LLC, 8.250%, 01/15/19	45,000		45,788
Avis Budget Car Rental LLC, 9.625%, 03/15/18	40,000		42,900
AWAS Aviation Capital, Ltd., 7.000%, 10/15/16 (a)	95,200		98,175
B&G Foods, Inc., 7.625%, 01/15/18	30,000		31,725
Belden, Inc., 9.250%, 06/15/19	75,000		83,813
Berry Plastics Corp., 9.750%, 01/15/21	55,000		53,488
Biomet, Inc., 10.375%, 10/15/17[7]	370,000		409,775
Blue Merger Sub, Inc., 7.625%, 02/15/19 (a)	110,000		111,650
Bon-Ton Stores, Inc., The, 10.250%, 03/15/14	85,000		85,425
Breitburn Energy Partners, L.P., 8.625%, 10/15/20	95,000		100,700
Brigham Exploration Co., 6.875%, 06/01/19 (a)	15,000		14,962
Brigham Exploration Co., 8.750%, 10/01/18	70,000		76,650
Building Materials Corp. of America, 6.750%, 05/01/21 (a)	55,000		55,412
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	85,000		87,125
BWAY Holding Co., 10.000%, 06/15/18	110,000		120,588

The accompanying notes are an integral part of these financial statements. 17

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
Caesars Entertainment, Inc., 10.000%, 12/15/18	$72,000		$65,340
Caesars Entertainment, Inc., 11.250%, 06/01/17	185,000		205,119
Calumet Specialty Products Partners, L.P., 9.375%, 05/01/19 (a)	30,000		31,050
Case New Holland, Inc., 7.875%, 12/01/17 (a)	85,000		93,925
CCH II LLC & CCH II Capital Corp., 13.500%, 11/30/16	25,000		29,562
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19 (a)	30,000		30,975
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	40,000		41,400
CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	10,000		10,412
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18	200,000		211,750
Central Garden & Pet Co., 8.250%, 03/01/18	85,000		88,188
Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a)	110,000		114,950
Chesapeake Energy Corp., 6.625%, 08/15/20	5,000		5,288
Chesapeake Energy Corp., 7.250%, 12/15/18	65,000		71,175
Chinos Acquisition Corp., 8.125%, 03/01/19 (a)	80,000	[2]	77,400
Chiquita Brands International, Inc., 8.875%, 12/01/15	165,000		170,775
Chrysler Group LLC/CG Co-Issuer Inc., 8.000%, 06/15/19 (a)	200,000	[2]	197,500
Cincinnati Bell, Inc., 8.375%, 10/15/20	130,000		130,000
Cinemark USA, Inc., 7.375%, 06/15/21 (a)	15,000		15,000
Citizens Communications Co., 6.625%, 03/15/15	90,000		94,275
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16 (a)	85,000		88,188
Clean Harbors, Inc., 7.625%, 08/15/16	61,000		64,965
Clean Harbors, Inc., 7.625%, 08/15/16 (a)	35,000		37,275
Clear Channel Communications, Inc., 9.000%, 03/01/21 (a)	125,000		120,312
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17	235,000		257,325
Clearwater Paper Corp., 7.125%, 11/01/18	5,000		5,150
Clearwater Paper Corp.,10.625%, 06/15/16	85,000		95,731
Clearwire Communications LLC, 12.000%, 12/01/15 (a)	150,000		160,875
Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/17 (a)	25,000	[2]	26,250
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	65,000		69,875
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000		56,650
Commscope, Inc., 8.250%, 01/15/19 (a)	80,000		82,800
Community Health Systems, Inc., 8.875%, 07/15/15	155,000		160,038
Constellation Brands, Inc., 7.125%, 09/01/16	30,000		32,925
Constellation Brands, Inc., 7.250%, 05/15/17	100,000		109,250
Cricket Communications, Inc., 7.750%, 10/15/20	45,000		44,212
Cricket Communications, Inc., 7.750%, 10/15/20 (a)	10,000		9,825
Crosstex Energy, L.P., 8.875%, 02/15/18	115,000		123,050
Dana Holding Corp., 6.500%, 02/15/19	60,000		59,700
Dana Holding Corp., 6.750%, 02/15/21	15,000		14,869
DaVita, Inc., 6.375%, 11/01/18	45,000		45,675
DaVita, Inc., 6.625%, 11/01/20	10,000	[2]	10,225

The accompanying notes are an integral part of these financial statements. 18

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
Denbury Resources, Inc., 9.750%, 03/01/16	$50,000		$56,125
DineEquity, Inc., 9.500%, 10/30/18 (a)	70,000		76,300
DISH DBS Corp., 6.750%, 06/01/21 (a)	85,000		87,550
DISH DBS Corp., 7.875%, 09/01/19	170,000		184,238
Diversey, Inc., 8.250%, 11/15/19	110,000		129,525
DJO Finance LLC / DJO Finance Corp., 7.750%, 04/15/18 (a)	80,000		80,000
DJO Finance LLC, 10.875% 11/15/14	20,000		21,400
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000		42,100
Ducommun, Inc., 9.750%, 07/15/18 (a)	10,000		10,325
Eagle Parent, Inc., 8.625%, 05/01/19 (a)	70,000		67,812
Eagle Rock Energy Partners, L.P., 8.375%, 06/01/19 (a)	65,000		65,081
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000		160,588
EchoStar Communications Corp., 7.125%, 02/01/16 (a)	315,000		333,900
EH Holding Corp., 6.500%, 06/15/19 (a)	55,000		56,238
EH Holding Corp., 7.625%, 06/15/21 (a)	25,000		25,625
El Paso Natural Gas Co., 7.250%, 06/01/18	65,000		73,334
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19 (a)	30,000		30,900
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19 (a)	75,000		75,656
EXCO Resources, Inc., 7.500%, 09/15/18	15,000		14,662
Fidelity National Information Services, Inc., 7.625%, 07/15/17	15,000		15,994
First Data Corp., 7.375%, 06/15/19 (a)	30,000		30,375
First Data Corp., 8.250%, 01/15/21 (a)	118,000	[2]	116,230
First Data Corp., 8.750%, 01/15/22 (a)[7]	120,000		117,900
First Data Corp., 8.875%, 08/15/20 (a)	85,000		91,162
First Data Corp., 12.625%, 01/15/21 (a)	240,000		258,000
Forest Oil Corp., 7.250%, 06/15/19	75,000	[2]	76,875
Fortescue Metals Group Resources Pty., Ltd., 6.875%, 02/01/18 (a)	50,000		51,000
Fortescue Metals Group Resources Pty., Ltd., 7.000%, 11/01/15 (a)	25,000		25,625
Freescale Semiconductor, Inc., 8.050%, 02/01/20 (a)	65,000	[2]	65,650
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (a)	170,000		184,025
GCI, Inc., 8.625%, 11/15/19	90,000		99,000
General Cable Corp., 7.125%, 04/01/17	105,000		107,888
Geo Group, Inc., The, 7.750%, 10/15/17	105,000		111,825
Giraffe Acquisition Corp., 9.125%, 12/01/18 (a)	90,000	[2]	85,050
GMX Resources, Inc., 11.375%, 02/15/19 (a)	45,000		42,075
Goodyear Tire & Rubber Co., The, 8.250%, 08/15/20	90,000	[2]	97,650
Goodyear Tire & Rubber Co., The, 8.750%, 08/15/20	10,000		11,025
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	31,000	[2]	35,030
Graham Packaging Co., L.P., 8.250%, 01/01/17	90,000		100,800
Graham Packaging Co., L.P., 8.250%, 10/01/18	15,000		16,762
Graham Packaging Co., L.P./GPC Capital Corp. I, 9.875%, 10/15/14	25,000		25,781

The accompanying notes are an integral part of these financial statements. 19

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
Graphic Packaging International, Inc., 7.875%, 10/01/18	$35,000		$37,275
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (a)	70,000		69,300
Griffon Corp., 7.125%, 04/01/18 (a)	55,000		55,481
GWR Operating Partnership, L.L.L.P., 10.875%, 04/01/17	65,000		70,688
GXS Worldwide, Inc., 9.750%, 06/15/15	85,000		86,488
Hanesbrands, Inc., 6.375%, 12/15/20	25,000		24,375
Hanesbrands, Inc., 8.000%, 12/15/16	130,000		139,425
HCA Holdings, Inc., 7.750%, 05/15/21 (a)	225,000	[2]	234,562
HCA, Inc., 9.625%, 11/15/16[7]	523,000		557,649
Health Management Associates, Inc., 6.125%, 04/15/16	150,000		156,375
HealthSouth Corp., 7.250%, 10/01/18	50,000		52,375
HealthSouth Corp., 7.750%, 09/15/22	50,000		52,938
Hertz Corp., 7.500%, 10/15/18 (a)	145,000		150,075
Hexion U.S. Finance Corp., 9.000%, 11/15/20	50,000	[2]	51,500
Hillman Group, Inc., 10.875%, 06/01/18	60,000		65,025
Hillman Group, Inc., 10.875%, 06/01/18 (a)	15,000		16,256
Huntsman International LLC, 5.500%, 06/30/16	55,000		54,381
Huntsman International LLC, 8.625%, 03/15/20	45,000		49,275
Huntsman International LLC, 8.625%, 03/15/21	25,000		27,312
iGate Corp., 9.000%, 05/01/16 (a)	75,000		76,125
Ineos Group Holdings PLC, 8.500%, 02/15/16	100,000		99,250
Inergy L.P./Inergy Finance Corp., 8.750%, 03/01/15	16,000		17,120
Inergy L.P./Inergy Finance Corp., 7.000%, 10/01/18	70,000		71,050
Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (a)	30,000		30,375
Intelsat Bermuda, Ltd., 11.250%, 02/04/17	50,000		53,812
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	40,000		42,500
Intelsat Jackson Holdings, S.A., 7.250%, 04/01/19 (a)	60,000		59,700
Intelsat Jackson Holdings S.A., 7.250%, 10/15/20 (a)	75,000		74,812
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	260,000		273,325
Intelsat Luxembourg SA, 11.500%, 02/04/17[7]	65,000		70,038
Intelsat Luxembourg SA, 11.500%, 02/04/17 (a)[7]	70,000		75,425
Interactive Data Corp., 10.250%, 08/01/18 (a)	105,000		114,450
Interline Brands, Inc., 7.000%, 11/15/18	75,000		76,312
Iron Mountain, Inc., 8.750%, 07/15/18	190,000		198,312
ITC Deltacom, Inc., 10.500%, 04/01/16	65,000		68,250
J.C. Penney Co., Inc., 5.750%, 02/15/18	10,000		10,200
J.C. Penney Co., Inc., 7.950%, 04/01/17	75,000		84,844
James River Escrow, Inc., 7.875%, 04/01/19 (a)	75,000		74,625
Jarden Corp., 7.500%, 05/01/17	105,000		109,594
JDA Software Group, Inc., 8.000%, 12/15/14	60,000		66,000
Key Energy Services, Inc., 6.750%, 03/01/21	20,000		20,050

The accompanying notes are an integral part of these financial statements. 20

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
Level 3 Communications, Inc., 11.875%, 02/01/19 (a)	$20,000		$21,625
Level 3 Escrow, Inc. 8.125%, 07/01/19	40,000		40,300
Level 3 Financing, Inc., 9.375%, 04/01/19 (a)	105,000		108,675
Libbey Glass, Inc., 10.000%, 02/15/15	91,000		99,190
Limited Brands, Inc., 6.625%, 04/01/21	30,000		30,825
Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (a)	25,000		24,812
Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (a)	50,000		52,250
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (a)	50,000		54,500
Lucent Technologies, Inc., 6.450%, 03/15/29	155,000		140,275
MagnaChip Semiconductor Corp., 10.500%, 04/15/18	125,000		137,500
Manitowoc Co., Inc., 8.500%, 11/01/20	70,000		75,075
Manitowoc Co., Inc., 9.500%, 02/15/18	55,000	[2]	60,019
Marina District Finance Co., Inc., 9.500%, 10/15/15	35,000	[2]	36,575
Marina District Finance Co., Inc., 9.875%, 08/15/18	120,000	[2]	125,100
MarkWest Energy Partners LP, 8.750%, 04/15/18	120,000		131,400
Masco Corp., 7.125%, 03/15/20	20,000		20,506
MEMC Electronic Materials, Inc. 7.750%, 04/01/19 (a)	65,000		64,512
MetroPCS Wireless, Inc., 7.875%, 09/01/18	120,000		127,650
MGM Mirage, Inc., 6.875%, 04/01/16	40,000	[2]	37,700
MGM Mirage, Inc., 7.500%, 06/01/16	150,000		143,250
MGM Mirage, Inc., 11.125%, 11/15/17	160,000		183,600
MGM Resorts International, 9.000%, 03/15/20	50,000		55,000
Michael Foods, Inc., 9.750%, 07/15/18 (a)	65,000		69,875
Michaels Stores, Inc., 7.750%, 11/01/18 (a)	95,000		95,712
Michaels Stores, Inc., 13.000%, 11/01/16 (b)	40,000		41,600
Mueller Water Products, Inc., 8.750%, 09/01/20	40,000		43,500
Mylan, Inc., 7.625%, 07/15/17 (a)	25,000		27,375
Mylan, Inc., 7.875%, 07/15/20 (a)	90,000		99,225
NewPage Corp., 11.375%, 12/31/14	40,000	[2]	37,500
Nexstar Broadcasting, Inc., 8.875%, 04/15/17	75,000		79,312
Noranda Aluminium Acquisition Corp., 4.417%, 05/15/15[7]	209,114		199,181
Nova Chemicals Corp., 8.625%, 11/01/19	30,000	[2]	33,562
Novelis, Inc., 8.375%, 12/15/17	70,000		75,075
Novelis, Inc., 8.750%, 12/15/20	90,000		97,650
NXP B.V./NXP Funding LLC, 9.750%, 08/01/18 (a)	165,000		185,625
NXP B.V./NXP Funding LLC, 10.000%, 07/15/13 (a)	75,000		84,375
Oshkosh Corp., 8.250%, 03/01/17	75,000		80,812
P.H. Glatfelter Co., 7.125%, 05/01/16	115,000		119,169
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000		71,400
PAETEC Holding Corp., 8.875%, 06/30/17	70,000		73,850
PAETEC Escrow Corp., 9.875%, 12/01/18 (a)	100,000		104,125

The accompanying notes are an integral part of these financial statements. 21

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
Parker Drilling Co., 9.125%, 04/01/18	$40,000		$42,400
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	85,000	[2]	90,738
Petrohawk Energy Corp., 6.250%, 06/01/19 (a)	30,000		29,362
Petrohawk Energy Corp., 7.875%, 06/01/15	170,000		178,925
Plains Exploration & Production Co., 7.000%, 03/15/17	70,000		72,450
Plains Exploration & Production Co., 7.750%, 06/15/15	25,000		26,031
Ply Gem Industries, Inc., 8.250%, 02/15/18 (a)	75,000	[2]	71,438
Polymer Group, Inc., 7.750%, 02/01/19 (a)	105,000		105,788
PolyOne Corp., 7.375%, 09/15/20	35,000		36,750
Polypore International, Inc., 7.500%, 11/15/17	85,000		90,312
Quebecor Media, Inc., 7.750%, 03/15/16	250,000		259,688
Quebecor World, Escrow, 6.500%, 08/01/27*	165,000		9,075
Qwest Communications International, Inc., 7.500%, 02/15/14	135,000		137,362
Radiation Therapy Services, Inc., 9.875%, 04/15/17	90,000		90,338
RailAmerica, Inc., 9.250%, 07/01/17	73,000		80,482
Rain CII Carbon LLC/Rain CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000		32,100
RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	110,000		116,738
Reichhold Industries, Inc., 9.000%, 08/15/14 (a)	235,000		212,088
Rental Service Corp., 9.500%, 12/01/14	62,000	[2]	63,860
Reynolds Group Holdings, Ltd., 8.250%, 02/15/21 (a)	100,000		94,000
Reynolds Group Issuer, Inc., 8.500%, 05/15/18 (a)	70,000		69,125
Reynolds Group Issuer, Inc., 9.000%, 04/15/19 (a)	140,000		138,950
Rite Aid Corp., 7.500%, 03/01/17	45,000		44,888
Rite Aid Corp., 8.000%, 08/15/20	75,000	[2]	81,188
Rite Aid Corp., 9.500%, 06/15/17	30,000		27,525
Rite Aid Corp., 10.250%, 10/15/19	15,000		16,575
RSC Equipment Rental Inc./RSC Holdings III LLC, 8.250%, 02/01/21	45,000		45,000
Sally Holdings LLC, 9.250%, 11/15/14	40,000		41,800
SandRidge Energy, Inc., 7.500%, 03/15/21 (a)	45,000		45,619
SandRidge Energy, Inc., 8.000%, 06/01/18 (a)	45,000		46,125
SBA Telecommunications, Inc., 8.000%, 08/15/16	30,000		32,062
SBA Telecommunications, Inc., 8.250%, 08/15/19	50,000		53,750
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000		21,350
Sealy Mattress Co., 8.250%, 06/15/14	265,000	[2]	266,988
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	95,000		95,238
Sequa Corp., 11.750%, 12/01/15 (a)	90,000		98,100
Service Corp. International, 6.750%, 04/01/15	50,000		53,875
Service Corp. International, 7.000%, 06/15/17	60,000		64,950
Service Corp. International, 7.000%, 05/15/19	50,000		52,875
ServiceMaster Co., 10.750%, 07/15/15 (a)[7]	85,000		90,100

The accompanying notes are an integral part of these financial statements. 22

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
Simmons Bedding Co., 11.250%, 07/15/15 (a)	$210,000		$221,550
Sinclair Television Group, Inc., 8.375%, 10/15/18	25,000		26,375
Sinclair Television Group, Inc., 9.250%, 11/01/17 (a)	75,000		82,688
Solo Cup Co., 10.500%, 11/01/13	50,000		52,250
Spectrum Brands, Inc., 9.500%, 06/15/18 (a)	55,000		60,500
Spectrum Brands, Inc., 12.000%, 08/28/19[7]	186,327		206,823
Spirit AeroSystems, Inc., 7.500%, 10/01/17	90,000		95,175
Sprint Capital Corp., 8.750%, 03/15/32	415,000		451,312
SSI Investments II, Ltd./SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000		111,000
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	70,000		71,138
Stewart Enterprises, Inc., 6.500%, 04/15/19 (a)	50,000		50,188
SunGard Data Systems, Inc., 7.375%, 11/15/18	80,000		80,400
SunGard Data Systems, Inc., 10.250%, 08/15/15	340,000		352,750
SUPERVALU, Inc., 8.000%, 05/01/16	150,000	[2]	153,750
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)[7]	159,291		164,468
Syniverse Holdings, Inc., 9.125%, 01/15/19 (a)	40,000		41,800
Tenet Healthcare Corp., 8.000%, 08/01/20	100,000		102,125
Tenet Healthcare Corp., 8.875%, 07/01/19 (a)	20,000		22,175
Tenet Healthcare Corp., 9.250%, 01/01/15 (a)	95,000		104,381
Terex Corp., 8.000%, 11/15/17	75,000		77,250
Travelport LLC, 4.879%, 09/01/14, (09/01/11)[3]	60,000		51,450
Travelport LLC, 9.000%, 03/01/16	15,000		13,462
Trilogy International Partners LLC, 10.250%, 08/15/16 (a)	10,000		10,200
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	60,000		62,400
Uncle Acquisition 2010 Corp., 8.625%, 02/15/19	40,000	[2]	41,400
Unit Corp., 6.625%, 05/15/21	25,000		25,031
United Rentals North America, Inc., 8.375%, 09/15/20	45,000		45,788
United Rentals North America, Inc., 9.250%, 12/15/19	85,000		92,650
United Surgical Partners International, Inc., 8.875%, 05/01/17	15,000		15,750
United Surgical Partners International, Inc., 9.250%, 05/01/17[7]	145,000		152,250
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000		148,875
Vail Resorts, Inc., 6.500%, 05/01/19 (a)	80,000		80,800
Valeant Pharmaceuticals International, Inc., 6.500%, 07/15/16 (a)	15,000		14,906
Valeant Pharmaceuticals International, Inc., 6.750%, 10/01/17 (a)	65,000		64,025
Valeant Pharmaceuticals International, Inc., 6.875%, 12/01/18 (a)	150,000		147,750
Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22 (a)	50,000		48,750
Venoco, Inc., 8.875%, 02/15/19 (a)	20,000		20,100
Vertellus Specialties, Inc., 9.375%, 10/01/15 (a)	75,000		77,812
Visant Corp., 10.000%, 10/01/17	150,000		156,000
Visteon Corp., 6.750%, 04/15/19 (a)	30,000		29,100
Vulcan Materials Co., 6.500%, 12/01/16	25,000		24,874

The accompanying notes are an integral part of these financial statements. 23

Managers High Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 76.0% (continued)
Vulcan Materials Co., 7.500%, 06/15/21	$25,000	[2]	$25,010
Wind Acquisition Finance, S.A., 11.750%, 07/15/17 (a)	200,000		227,500
Windstream Corp., 7.500%, 04/01/23	30,000		30,150
Windstream Corp., 8.125%, 09/01/18	50,000	[2]	53,250
WMG Acquisition Corp., 9.500%, 06/15/16	75,000		79,500
Wynn Las Vegas LLC, 7.875%, 11/01/17	15,000		16,406
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	35,000		38,194
Yankee Acquisition Corp., Series B, 9.750%, 02/15/17	100,000		105,750
YCC Holdings LLC/Yankee Finance, Inc., 10.250%, 02/15/16 (a)[7]	15,000		15,112
Zayo Group LLC, 10.250%, 03/15/17	90,000		99,450
Total Industrials			25,165,802
Utilities - 2.3%
AES Corp., 9.750%, 04/15/16	125,000		142,500
Aguila 3 SA, 7.875%, 01/31/18 (a)	20,000		20,225
Calpine Corp., 7.250%, 10/15/17 (a)	40,000		40,800
Calpine Corp., 7.500%, 02/15/21 (a)	60,000		61,500
Calpine Corp., 7.875%, 07/31/20 (a)	90,000		94,500
Energy Future Holdings Corp., 10.250%, 01/15/20	50,000		53,323
Energy Future Intermediate Holding Co. LLC, 10.000%, 12/01/20	56,000		60,002
NRG Energy, Inc., 7.625%, 01/15/18 (a)	95,000		95,356
NRG Energy, Inc., 8.250%, 09/01/20	55,000		56,375
Windstream Corp., 7.750%, 10/01/21	135,000	[2]	141,750
Total Utilities			766,331
Total Corporate Bonds (cost $27,827,272)			29,350,443
Common Stocks - 0.6%	Shares
Consumer Discretionary - 0.0%#
Dex One Corp.*	3,380	[2]	8,551
Health Care - 0.1%
inVentiv Health, Inc.*	25,000		23,750
Information Technology - 0.2%
Flextronics International, Ltd.*	10,500		67,410
Materials - 0.3%
Huntsman Corp.	5,000		94,252
Total Common Stocks (cost $455,792)			193,963
Short-Term Investments - 9.3% [1]
BNY Institutional Cash Reserves Fund, Series B* [4,9]	87,749		70,121
BNY Mellon Overnight Government Fund, 0.08%[4]	3,004,748		3,004,748
Total Short-Term Investments (cost $3,092,498)			3,074,869
Total Investments - 98.5%(cost $31,375,562)			32,619,275
Other Assets, less Liabilities - 1.5%			481,220
Net Assets - 100.0%			$33,100,495

The accompanying notes are an integral part of these financial statements. 24

Managers Fixed Income Fund Fund Snapshots June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Fixed Income Fund**
Industrials	31.9%
Financials	24.7%
Foreign Government Obligations	9.2%
Utilities	8.7%
Common Stocks	8.5%
Asset-Backed Securities	4.2%
Municipal Bonds	1.5%
Preferred Stocks	0.6%
Mortgage-Backed Securities	0.5%
U.S. Government and Agency Obligations	0.0%
Other Assets and Liabilities	10.2%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
Ford Motor Co., 4.250%, 11/15/16*	4.1%
Bristol-Myers Squibb Co.	3.3
Intel Corp.*	3.2
Canadian Government, 2.000%, 09/01/12*	2.8
Inter-American Development Bank, 6.000%, 12/15/17*	2.2
Trinity Rail Leasing, L.P., Series 2010 1A, Class A, 5.194%, 10/16/40*	2.1
Microsoft Corp.	2.0
Old Republic International Corp., 3.750%, 03/15/18	1.9
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18*	1.9
Springleaf Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17	1.8

Top Ten as a Group	25.3%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

25

Managers Fixed Income Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 65.3%
Financials - 24.7%
AgriBank FCB, 9.125%, 07/15/19		$810,000		$1,008,394
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		577,790		614,938
American General Finance Corp., 5.400%, 12/01/15		20,000		18,400
American General Finance Corp., Medium Term Notes, Series I, 4.875%, 07/15/12		400,000		399,000
American General Finance Corp., Medium Term Notes, Series J, 5.200%, 12/15/11		100,000		100,425
American General Finance Corp., Medium Term Notes, Series G, 5.375%, 10/01/12		400,000		399,000
American General Finance Corp., Medium Term Notes, Series I, 5.850%, 06/01/13		80,000		79,400
American International Group, Inc., Euro Medium Term Notes, 5.000%, 04/26/23		750,000		1,063,149
American International Group, Inc., Medium Term Notes, Series MP, 5.450%, 05/18/17		30,000		31,411
Associates Corp. of North America, 6.950%, 11/01/18		650,000		734,354
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		254,889
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000		497,879
Camden Property Trust, 5.700%, 05/15/17		255,000		281,232
Cantor Fitzgerald, L.P., 6.375%, 06/26/15 (a)		910,000		958,760
Cantor Fitzgerald, L.P., 7.875%, 10/15/19 (a)[8]		700,000		765,762
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000	[2]	691,644
Citigroup, Inc., 5.500%, 10/15/14		1,340,000		1,458,326
Citigroup, Inc., 6.125%, 05/15/18		345,000		380,461
Citigroup, Inc., 6.125%, 08/25/36		935,000		901,399
Duke Realty, L.P., 5.950%, 02/15/17		35,000		38,437
ERAC USA Finance Co., 6.375%, 10/15/17 (a)		240,000		276,373
ERAC USA Finance Co., 6.700%, 06/01/34 (a)		65,000		69,834
ERAC USA Finance Co., 7.000%, 10/15/37 (a)		925,000		1,021,010
ERP Operating, L.P., 5.125%, 03/15/16		15,000		16,370
ERP Operating, L.P., 5.750%, 06/15/17		70,000		77,703
Forethought Financial Group, Inc., 8.625%, 04/15/21 (a)		705,000	[2]	718,021
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000		282,718
General Electric Capital Corp., Global Medium Term Notes, Series A, 0.578%, 05/13/24, (07/15/11)[3]		180,000		159,161
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000		32,776
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000		406,639
Institut de Credito Oficial, Medium Term Notes, 5.500%, 10/11/12	AUD	255,000		268,351
International Lease Finance Corp., 6.250%, 05/15/19		1,115,000		1,091,093
International Lease Finance Corp., 8.625%, 09/15/15		10,000		10,875
International Lease Finance Corp., Medium Term Notes, Series R, 5.650%, 06/01/14		105,000	[2]	105,525
iStar Financial, Inc., 0.746%, 10/01/12, (10/1/11)[3],10		325,000		292,500
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		1,255,000		1,185,818
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000		445,070
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[6]		25,000		15,125
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		1,800,000		1,692,940

The accompanying notes are an integral part of these financial statements. 26

Managers Fixed Income Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Financials - 24.7% (continued)
Merrill Lynch & Co., Inc., Medium Term Notes, Series C, 6.050%, 06/01/34		$1,100,000		$1,072,796
Metlife, Inc., 6.400%, 12/15/36		340,000		333,200
Morgan Stanley, 4.750%, 04/01/14		540,000		563,249
Morgan Stanley, 5.500%, 07/24/20		1,800,000		1,825,169
Morgan Stanley, 5.950%, 12/28/17		200,000		215,299
Morgan Stanley, 6.625%, 04/01/18		160,000		176,496
Morgan Stanley, Global Medium Term Notes, Series F, 5.500%, 01/26/20		200,000		202,949
Morgan Stanley, Global Medium Term Notes, Series F, 5.625%, 09/23/19		500,000	[2]	513,915
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		620,000		632,432
National City Bank of Indiana, 4.250%, 07/01/18		395,000		399,929
Old Republic International Corp., 3.750%, 03/15/18[10]		2,695,000	[2]	2,681,525
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		895,000		988,580
ProLogis, L.P., 5.625%, 11/15/15		15,000	[2]	15,876
ProLogis, L.P., 5.750%, 04/01/16		15,000		16,225
Simon Property Group, L.P., 5.250%, 12/01/16		25,000		27,495
Simon Property Group, L.P., 5.750%, 12/01/15		85,000		95,508
Simon Property Group, L.P., 5.875%, 03/01/17		40,000		45,354
Simon Property Group, L.P., 6.100%, 05/01/16		100,000		114,976
SLM Corp., 0.574%, 01/27/14, (7/25/11)[3]		135,000		128,102
SLM Corp., 5.000%, 10/01/13		10,000		10,406
SLM Corp., 5.375%, 01/15/13		20,000		20,562
SLM Corp., 8.450%, 06/15/18		845,000		928,712
Sovereign Bank, 5.125%, 03/15/13		335,000		347,654
Springleaf Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17		2,770,000		2,555,325
Standard Chartered Bank, 6.400%, 09/29/17 (a)		100,000		111,506
Standard Chartered PLC, 5.500%, 11/18/14 (a)		750,000		827,699
WEA Finance LLC / WT Finance Australia, 6.7500%, 09/02/19 (a)	AUD	535,000		607,655
Willis North America, Inc., 7.000%, 09/29/19		220,000		244,157
XL Capital PLC, 6.500%, 01/15/12		105,000		108,023
Total Financials				34,655,936
Industrials - 31.9%
Anadarko Petroleum Corp., 6.450%, 09/15/36		170,000	[2]	177,948
Avnet, Inc., 6.000%, 09/01/15		720,000		792,129
Avnet, Inc., 6.625%, 09/15/16		140,000		158,704
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		338,624
CenturyLink, Inc., Series G, 6.875%, 01/15/28		75,000	[2]	70,978
CenturyTel, Series P, 7.600%, 09/15/39		635,000		612,520
Charter Communications Operating LLC, 8.000%, 04/30/12 (a)		245,000		256,025
Chesapeake Energy Corp., 2.250%, 12/15/38[10]		285,000		259,706
Chesapeake Energy Corp., 2.500%, 05/15/37[10]		120,000	[2]	126,900
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19 (a)		1,205,000		1,496,247

The accompanying notes are an integral part of these financial statements. 27

Managers Fixed Income Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 31.9% (continued)
Ciena Corp., 0.875%, 06/15/17[10]	$1,330,000	$1,132,163
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000	284,143
Continental Airlines, Inc., 5.983%, 04/19/22	402,482	414,033
Continental Airlines, Inc., Series 2010 B, 6.000%, 01/12/19	2,500,000	2,412,500
Continental Airlines, Inc., Series B, 6.903%, 04/19/22	91,467	91,695
Continental Airlines, Inc., Series 00A1, 8.048%, 11/01/20	79,633	85,207
Covidien International Finance, S.A., 6.000%, 10/15/17	295,000	345,225
Cytec Industries, Inc., 6.000%, 10/01/15	80,000	88,663
Delta Air Lines, Inc. Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	345,902	360,403
Delta Air Lines, Inc., 8.021%, 08/10/22	616,332	626,317
DP World, Ltd., 6.850%, 07/02/37 (a)	1,720,000	1,651,200
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	849,486
El Paso Corp., 6.950%, 06/01/28	165,000	179,220
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	72,489
Equifax, Inc., 7.000%, 07/01/37	228,000	245,381
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000	1,963,055
Express Scripts, Inc., 6.250%, 06/15/14	305,000	343,701
Express Scripts, Inc., 7.250%, 06/15/19	165,000	197,658
Ford Motor Co., 4.250%, 11/15/16[10]	3,380,000	5,809,375
GATX Corp., 4.750%, 10/01/12	560,000	582,905
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000	77,976
HCA, Inc., 7.500%, 11/06/33	75,000	68,250
Intel Corp., 2.950%, 12/15/35[10]	265,000	275,269
Intel Corp., 3.250%, 08/01/39[10]	1,035,000	1,267,875
Intuit, Inc., 5.750%, 03/15/17	210,000	236,001
J.C. Penney Co., Inc., 5.750%, 02/15/18	25,000	25,500
J.C. Penney Co., Inc., 6.375%, 10/15/36	297,000	267,300
J.C. Penney Co., Inc., 7.625%, 03/01/97	25,000	22,375
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18	2,335,000	2,605,190
Kinder Morgan Finance Co., 5.700%, 01/05/16	165,000	172,631
Kroger Co., The, 7.000%, 05/01/18	460,000	550,630
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000	87,984
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000	33,351
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	300,000	297,538
Masco Corp., 5.850%, 03/15/17	350,000	348,660
Masco Corp., 6.500%, 08/15/32	25,000	22,471
Masco Corp., 7.125%, 03/15/20	300,000	307,586
Masco Corp., 7.750%, 08/01/29	50,000	49,784
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000	467,853
Methanex Corp., 6.000%, 08/15/15	320,000	325,885
Missouri Pacific Railroad Co., 5.000%, 01/01/45[8]	200,000	151,870

The accompanying notes are an integral part of these financial statements. 28

Managers Fixed Income Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials - 31.9% (continued)
New England Telephone & Telegraph Co., 7.875%, 11/15/29		$95,000		$109,500
Nextel Communications, Inc., 5.950%, 03/15/14		710,000		712,663
Northwest Airlines, Inc., 8.028%, 11/01/17		309,747		309,747
Omnicare, Inc., 3.750%, 12/15/25[10]		470,000		629,213
Owens & Minor, Inc., 6.350%, 04/15/16[8]		125,000		131,358
Owens Corning, Inc., 6.500%, 12/01/16		210,000		228,759
Owens Corning, Inc., 7.000%, 12/01/36		385,000		391,219
Portugal Telecom International Finance, B.V., Euro Medium Term Notes, Series 2005, 4.500%, 06/16/25	EUR	100,000		104,411
Portugal Telecom International Finance, B.V., Euro Medium Term Notes, Series 2005, 5.000%, 11/04/19	EUR	200,000		233,475
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000		2,276,899
Pulte Homes, Inc., 6.000%, 02/15/35		1,265,000		993,025
Pulte Homes, Inc., 6.375%, 05/15/33		465,000		385,950
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		1,500,000		1,627,401
Qwest Corp., 6.875%, 09/15/33		20,000		19,375
Rowan Cos., Inc., 7.875%, 08/01/19		300,000		357,053
Safeway, Inc., 6.350%, 08/15/17		400,000		458,355
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		510,000		612,377
Sprint Capital Corp., 6.900%, 05/01/19		15,000		15,525
Sprint Capital Corp., 8.750%, 03/15/32		5,000		5,438
Telecom Italia Capital S.p.A., 6.000%, 09/30/34		40,000		34,045
Telecom Italia Capital S.p.A., 6.375%, 11/15/33		105,000		93,896
Tele-Communications, Inc., 9.800%, 02/01/12		350,000		368,112
Telefonica Emisiones SAU, 5.877%, 07/15/19		265,000		278,720
TGT Pipeline LLC, 5.200%, 06/01/18		465,000		494,360
Time Warner Cable, Inc., 6.750%, 07/01/18		1,500,000		1,742,010
Toro Co., The, 6.625%, 05/01/37[8]		365,000		364,685
Western Union Co., The, 6.200%, 11/17/36		375,000	[2]	382,507
Western Union Co., The, 6.200%, 06/21/40		5,000		5,038
Weyerhaeuser Co., 6.875%, 12/15/33		660,000		666,073
Weyerhaeuser Co., 7.375%, 10/01/19		50,000		56,728
Weyerhaeuser Co., 7.375%, 03/15/32		90,000		93,909
Wyndham Worldwide Corp., 6.000%, 12/01/16		405,000		430,598
Wyndham Worldwide Corp., 7.375%, 03/01/20		460,000	[2]	510,911
Total Industrials				44,809,914
Utilities - 8.7%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		1,040,000		1,176,500
Ameren Energy Generating Co., 7.000%, 04/15/18		1,200,000	[2]	1,230,120
Ameren Illinois Co., 6.250%, 04/01/18		1,370,000		1,530,382
Bruce Mansfield Unit 12, 6.850%, 06/01/34[8]		312,243		335,538
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		695,000		686,533
Commonwealth Edison Co., 4.700%, 04/15/15		510,000		556,083

The accompanying notes are an integral part of these financial statements. 29

Managers Fixed Income Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utilities - 8.7% (continued)
EDP Finance, B.V., 4.900%, 10/01/19 (a)		$500,000		$429,058
Empresa Nacional de Electricidad, 7.875%, 02/01/27		900,000	[2]	1,022,685
ITC Holdings Corp., 5.875%, 09/30/16 (a)		225,000		256,196
ITC Holdings Corp., 6.375%, 09/30/36 (a)		300,000		320,852
Korea Gas Corp., 6.000%, 07/15/14 (a)		300,000		329,202
Nisource Finance Corp., 6.400%, 03/15/18		1,645,000		1,866,093
Nisource Finance Corp., 6.800%, 01/15/19		900,000		1,046,097
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000		1,390,005
Total Utilities				12,175,344
Total Corporate Bonds (cost $84,579779)				91,641,194
Foreign Government Obligations - 9.2%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000		526,223
Canadian Government, 2.000%, 09/01/12	CAD	3,700,000		3,865,578
Canadian Government, 3.750%, 06/01/12	CAD	135,000		143,137
Canadian Government, 5.250%, 06/01/12	CAD	390,000		418,953
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		3,059,896
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000		827,317
Ireland Government Notes, 4.500%, 04/18/20	EUR	75,000		69,557
Ireland Government Notes, 5.000%, 10/18/20	EUR	25,000		23,253
Ireland Treasury Bonds, 4.500%, 10/18/18	EUR	275,000		261,909
Ireland Treasury Bonds, 5.400%, 03/13/25	EUR	125,000		112,316
Mexican Bonos, Series M10, 7.250%, 12/15/16	MXN	6,850,000		611,218
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		317,410
Mexican Government, 9.000%, 12/20/12	MXN	5,950,000		537,224
New South Wales Treasury Corp., 6.000%, 05/01/12	AUD	1,660,000		1,797,253
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000		281,482
Portugal Obrigacoes do Tesouro, 3.850%, 04/15/21	EUR	50,000		42,119
Portugal Obrigacoes do Tesouro, 4.800%, 06/15/20	EUR	25,000		22,316
Total Foreign Government Obligations (cost $11,242,539)				12,917,161
Municipal Bonds - 1.5%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[8]		250,000		181,957
California State, 4.500%, 08/01/27, (AMBAC Insured)		45,000		43,352
California State, 4.500%, 08/01/30		30,000		27,418
California State, 4.500%, 08/01/30, (AMBAC Insured)		35,000		31,988
California State, Variable Purpose Bond, 3.250%, 12/01/27, (National Insured)		25,000		19,950
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38, (AGM Insured)		15,000		12,802
Eufaula Alabama, Series 2003 C, 4.000%, 08/15/12, (AMBAC Insured)		175,000		175,219
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		770,000		655,054
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34[8]		390,000		283,312
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (BHAC Insured)		15,000		11,878

The accompanying notes are an integral part of these financial statements. 30

Managers Fixed Income Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 1.5% (continued)
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (National Insured)	$35,000	$23,931
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46[8]	1,055,000	704,698
Total Municipal Bonds (cost $2,613,396)		2,171,559
Asset-Backed Securities - 4.2%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34[6]	209,208	210,757
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16 (b)	120,096	113,643
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	731,436	755,384
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	200,000	208,439
Sierra Receivables Funding Company, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)	1,155,358	1,177,330
Trinity Rail Leasing, L.P., Series 2010 1A, Class A, 5.194%, 10/16/40 (a)	2,931,123	2,937,631
World Financial Network Credit Card Master Note Trust, Series 2010-A, 6.750%, 04/15/19	500,000	550,200
Total Asset-Backed Securities (cost $5,832,653)		5,953,384
Mortgage-Backed Securities - 0.5%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40[6]	300,000	318,510
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49	110,000	118,097
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.005% 06/15/49[6]	220,000	237,613
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	63,902	63,899
Total Mortgage-Backed Securities (cost $399,805)		738,119

Common Stocks - 8.5%	Shares
Health Care - 3.3%
Bristol-Myers Squibb Co.	160,000	4,633,600
Information Technology - 5.2%
Intel Corp.	204,750	4,537,260
Microsoft Corp.	105,934	2,754,284
Total Information Technology		7,291,544
Total Common Stocks (cost $11,399,925)		11,925,144
Preferred Stocks - 0.6%
Consumer Discretionary - 0.5%
General Motors Co., Series 2010 B, 4.750%[10]	2,400	116,976
Newell Financial Trust I, 5.250%[10]	13,455	635,749
Total Consumer Discretionary		752,725
Financials - 0.1%
Health Care REIT, Inc., Series I, 6.500%[10]	1,200	63,600
Total Preferred Stocks (cost $757,997)		816,325
Short-Term Investments - 12.4%[1]
BNY Institutional Cash Reserves Fund, Series B*[4,9]	247,573	197,836
BNY Mellon Overnight Government Fund, 0.08%[4]	4,604,057	4,604,057
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	12,529,987	12,529,987
Total Short-Term Investments (cost $17,381,617)		17,331,880
Total Investments - 102.2%33 (cost $134,207,711)		143,494,766
Other Assets, less Liabilities - (2.2)%		(3,133,174)
Net Assets - 100.0%		$140,361,592

The accompanying notes are an integral part of these financial statements. 31

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap	$42,458,073	$7,506,876	($423,267)	$7,083,609
Managers AMG Chicago Equity Partners Balanced	18,272,112	2,208,528	(93,986)	2,114,542
Managers High Yield	31,381,073	1,714,538	(476,336)	1,238,202
Managers Fixed Income	134,229,204	10,752,014	(1,486,452)	9,265,562

#	Rounds to less than 0.01%.
*	Non-income producing security
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2011, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers High Yield	$10,439,915	31.5%
Managers Fixed Income	23,356,671	15.6%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Yield shown for an investment company represents the June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these securities were out on loan to various brokers as of June 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap	$2,157,851	4.6%
Managers AMG Chicago Equity Partners Balanced	514,043	2.6%
Managers High Yield	2,994,532	9.0%
Managers Fixed Income	4,687,812	3.3%

[3]	Floating Rate Security: The rate listed is as of June 30, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[4]	Collateral received from brokers for securities lending was invested in this short-term investment.
[5]	All or part of security has been segregated for delayed delivery transactions.
[6]	Variable Rate Security: The rate listed is as of June 30, 2011 and is periodically reset subject to terms and conditions set forth in the debenture.
[7]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[8]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent. Illiquid securities market value at June 30, 2011, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income	$2,919,180	2.1%

[9]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 7 in the Notes to Financial Statements.)

[10]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at June 30, 2011, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income	$13,290,851	9.5%

The accompanying notes are an integral part of these financial statements. 32

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Mid-Cap
Investments in Securities
Common Stocks†	$46,707,025	—	—	$46,707,025
Short-Term Investments	2,707,023	$127,634	—	2,834,657

Total Investments in Securities	$49,414,048	$127,634	—	$49,541,682

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced
Investments in Securities
Common Stocks†	$10,897,215	—	—	$10,897,215
Corporate Bonds††	—	$814,575	—	814,575
U.S. Government and Agency Obligations
Federal Home Loan Bank	—	220,622	—	220,622
Federal Home Loan Mortgage Corporation	—	924,735	—	924,735
Federal National Mortgage Association	—	4,232,770	—	4,232,770
United States Treasury Securities	—	1,970,259	—	1,970,259
Mortgage-Backed Securities	—	267,677	—	267,677
Short-Term Investments	1,036,113	22,688	—	1,058,801

Total Investments in Securities	$11,933,328	$8,453,326	—	$20,386,654

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield
Investments in Securities
Common Stocks†	$193,963	—	—	$193,963
Corporate Bonds††	—	$29,350,443	—	29,350,443
Short-Term Investments	3,004,748	70,121	—	3,074,869

Total Investments in Securities	$3,198,711	$29,420,564	—	$32,619,275

The accompanying notes are an integral part of these financial statements. 33

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Fixed Income
Investments in Securities
Corporate Bonds††	—	$91,641,194	—	$91,641,194
Asset-Backed Securities	—	5,953,384	—	5,953,384
Mortgage-Backed Securities	—	738,119	—	738,119
Foreign Government Obligations	—	12,917,161	—	12,917,161
Municipal Bonds	—	2,171,559	—	2,171,559
Common Stocks†	$11,925,144	—	—	11,925,144
Preferred Stocks*	—	816,325	—	816,325
Short-Term Investments	17,134,044	197,836	—	17,331,880

Total Investments in Securities	$29,059,188	$114,435,578	—	$143,494,766

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
*	All preferred stocks held in the Fund are Level 2 securities. For a detailed break-out of the preferred stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.	GDIF:	Global Debt Insurance Facility
AMBAC:	American Municipal Bond Assurance Corp.	National:	National Public Finance Guarantee Group
BHAC:	Berkshire Hathaway Assurance Corp.	REIT:	Real Estate Investment Trust
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar	MXN:	Mexican Peso
BRL:	Brazilian Real	NZD:	New Zealand Dollar
CAD:	Canadian Dollar	SGD:	Singapore Dollar
EUR:	Euro

The accompanying notes are an integral part of these financial statements. 34

Statements of Assets and Liabilities June 30, 2011 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund		Managers AMG Chicago Equity Partners Balanced Fund		Managers High Yield Fund		Managers Fixed Income Fund
Assets:
Investments at value* (including securities on loan valued at $2,157,851, $514,043, $2,994,532, and $4,687,812, respectively)	$49,541,682		$20,386,654		$32,619,275		$143,494,766
Foreign currency**	—		—		—		18,576
Receivable for investments sold	276,477		—		151,175		243,508
Receivable for Fund shares sold	290,468		870,885		3,688,314		212,182
Receivable from affiliate	6,234		7,231		12,057		22,617
Dividends, interest and other receivables	33,210		72,279		567,363		1,590,393
Prepaid expenses	32,784		29,657		27,971		31,884
Total assets	50,180,855		21,366,706		37,066,155		145,613,926
Liabilities:
Payable for Fund shares repurchased	326,488		1,188,220		635,052		229,766
Payable upon return of securities loaned	2,211,447		530,500		3,092,497		4,851,630
Payable for investments purchased	284,811		—		124,175		—
Payable to custodian	—		—		39,714		—
Accrued expenses:
Investment management and advisory fees	26,274		11,242		17,491		51,918
Administrative fees	7,507		3,212		4,998		23,075
Other	35,329		34,824		51,733		95,945
Total liabilities	2,891,856		1,767,998		3,965,660		5,252,334
Net Assets	$47,288,999		$19,598,708		$33,100,495		$140,361,592
Net Assets Represent:
Paid-in capital	$46,130,358		$17,527,923		$35,545,495		$129,121,765
Undistributed net investment income	149,242		5,407		923		53,022
Accumulated net realized gain (loss) from investments and foreign currency transactions	(6,424,974)		(115,152)		(3,689,635)		1,897,144
Net unrealized appreciation of investments and foreign currency translations	7,434,373		2,180,530		1,243,712		9,289,661
Net Assets	$47,288,999		$19,598,708		$33,100,495		$140,361,592
Class A Shares - Net Assets	$10,910,662		$9,247,709		$24,448,994		$33,804,060
Shares outstanding	701,550		645,182		3,147,923		3,010,393
Net asset value and redemption price per share	$15.55		$14.33		$7.77		$11.23
Offering price per share based on a maximum sales charge of 5.75% (NAV per share/(100% - 5.75%)	$16.50		$15.20		n/a		n/a
Offering price per share based on a maximum sales charge of 4.25% (NAV per share/(100% - 4.25%)	n/a		n/a		$8.11		$11.73
Class B Shares - Net Assets	—	[1]	—	[1]	—	[1]	$3,600,469	[2]
Shares outstanding	—	[1]	—	[1]	—	[1]	323,117
Net asset value and offering price per share	$14.44		$14.15		$7.65		$11.14
Class C Shares - Net Assets	$2,982,542		$1,985,779		$3,523,118		$37,112,947
Shares outstanding	206,944		139,354		460,320		3,310,952
Net asset value and offering price per share	$14.41		$14.25		$7.65		$11.21
Institutional Class Shares - Net Assets	$33,395,795		$8,365,220		$5,128,383		$65,844,116
Shares outstanding	2,040,173		578,789		653,683		5,846,008
Net asset value, offering and redemption price per share	$16.37		$14.45		$7.85		$11.26
* Investments at cost	$42,107,309		$18,206,124		$31,375,562		$134,207,711
** Foreign currency at cost	—		—		—		$15,970

[1]	Effective at the close of business on June 30, 2011, all B shares converted to A shares.
[2]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

The accompanying notes are an integral part of these financial statements. 35

Statements of Operations For the six months ended June 30, 2011 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Investment Income:
Dividend income	$310,233	$108,218	$1,227	$149,446
Interest income	—	135,055	1,286,940	3,425,034
Securities lending fees	1,554	178	4,950	8,368
Total investment income	311,787	243,451	1,293,117	3,582,848
Expenses:
Investment management and advisory fees	155,159	66,840	108,127	317,353
Administrative fees	44,331	19,097	30,893	141,046
Distribution Fees - Class A	11,303	9,970	26,848	44,339
Distribution Fees - Class B	1,331 [1]	3,737 [1]	3,125 [1]	18,232
Distribution Fees - Class C	15,173	11,866	19,098	200,589
Registration fees	23,571	24,681	25,725	28,629
Professional fees	15,608	14,124	16,946	25,675
Custodian	9,232	13,024	18,332	16,534
Transfer agent	3,946	2,208	6,225	14,774
Reports to shareholders	4,372	3,316	9,121	9,938
Trustees fees and expenses	1,537	588	955	5,802
Miscellaneous	1,826	1,547	1,874	4,551
Total expenses before offsets	287,389	170,998	267,269	827,462
Expense reimbursements	(40,124)	(49,882)	(79,163)	(148,079)
Expense reductions	(11,980)	(881)	(13)	(61)
Net expenses	235,285	120,235	188,093	679,322
Net investment income	76,502	123,216	1,105,024	2,903,526
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,835,967	885,908	719,350	2,968,250
Net realized gain on foreign currency transactions	—	—	—	20,073
Net change in unrealized appreciation (depreciation) of investments	364,187	276,400	(575,676)	6,535
Net change in unrealized depreciation of foreign currency translations	—	—	—	(2,437)
Net realized and unrealized gain	5,200,154	1,162,308	143,674	2,992,421
Net increase in net assets resulting from operations	$5,276,656	$1,285,524	$1,248,698	$5,895,947

[1]	The amounts disclosed above represent expenses incurred up to the conversion to A shares.

The accompanying notes are an integral part of these financial statements. 36

Statements of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	Managers AMG Chicago Equity Partners Mid-Cap Fund		Managers AMG Chicago Equity Partners Balanced Fund
	2011	2010	2011	2010
Increase in Net Assets From Operations:
Net investment income	$76,502	$259,108	$123,216	$269,679
Net realized gain on investments and foreign currency transactions	4,835,967	5,949,208	885,908	1,761,338
Net change in unrealized appreciation (depreciation) of investments andforeign currency translations	364,187	2,895,240	276,400	(153,247)
Net increase in net assets resulting from operations	5,276,656	9,103,556	1,285,524	1,877,770
Distributions to Shareholders:
From net investment income:
Class A	—	(32,789)	(51,418)	(108,880)
Class B	—	—	(2,358)[1]	(4,280)
Class C	—	—	(4,227)	(22,845)
Institutional Class	—	(197,349)	(60,452)	(136,824)
Total distributions to shareholders	—	(230,138)	(118,455)	(272,829)
From Capital Share Transactions:
Proceeds from sale of shares	4,205,506	3,759,737	3,093,793	3,414,197
Reinvestment of dividends and distributions	—	211,777	92,446	204,143
Cost of shares repurchased	(2,936,670)	(7,615,267)	(3,590,194)	(4,518,470)
Net increase (decrease) from capital share transactions	1,268,836	(3,643,753)	(403,955)	(900,130)
Total increase in net assets	6,545,492	5,229,665	763,114	704,811
Net Assets:
Beginning of period	40,743,507	35,513,842	18,835,594	18,130,783
End of period	$47,288,999	$40,743,507	$19,598,708	$18,835,594
End of period undistributed net investment income	$149,242	$72,740	$5,407	$646

[1]	The amounts disclosed above were incurred prior to the closing of B shares and/or the conversion to A shares.

The accompanying notes are an integral part of these financial statements. 37

Statements of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	Managers High Yield Fund		Managers Fixed Income Fund
	2011	2010	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,105,024	$2,554,270	$2,903,526	$5,732,686
Net realized gain (loss) on investments and foreign currency transactions	719,350	1,025,889	2,988,323	(209,231)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(575,676)	628,227	4,098	7,918,026
Net increase in net assets resulting from operations	1,248,698	4,208,386	5,895,947	13,441,481
Distributions to Shareholders:
From net investment income:
Class A	(790,481)	(1,845,390)	(762,527)	(1,816,800)
Class B	(20,401)[1]	(57,140)	(64,774)[1]	(124,108)
Class C	(125,022)	(309,306)	(707,485)	(1,815,282)
Institutional Class	(189,375)	(342,789)	(1,419,016)	(2,145,972)
Total distributions to shareholders	(1,125,279)	(2,554,625)	(2,953,802)	(5,902,162)
From Capital Share Transactions:
Proceeds from sale of shares	6,293,812	6,148,030	24,074,493	54,457,609
Reinvestment of dividends and distributions	904,312	1,995,842	1,988,670	3,976,670
Cost of shares repurchased	(5,415,018)	(16,508,471)	(38,182,536)	(53,494,943)
Net increase (decrease) from capital share transactions	1,783,106	(8,364,599)	(12,119,373)	4,939,336
Total increase (decrease) in net assets	1,906,525	(6,710,838)	(9,177,228)	12,478,655
Net Assets:
Beginning of period	31,193,970	37,904,808	149,538,820	137,060,165
End of period	$33,100,495	$31,193,970	$140,361,592	$149,538,820
End of period undistributed net investment income	$923	$21,178	$53,022	$103,298

[1]	The amounts disclosed above were incurred prior to the closing of B shares and/or the conversion to A shares.

The accompanying notes are an integral part of these financial statements. 38

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

	For the six months ended June 30, 2011	Class A
Managers AMG Chicago Equity Partners Mid-Cap Fund	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.77	$10.80	$7.82	$13.67	$14.60	$13.48
Income from Investment Operations:
Net investment income (loss)	0.01	0.07	0.09	0.06	(0.02)[2]	0.05
Net realized and unrealized gain (loss) on investments	1.77	2.96	2.98	(5.84)	0.17 [2]	1.11
Total from investment operations	1.78	3.03	3.07	(5.78)	0.15	1.16
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.09)	(0.06)	—	(0.04)
Net realized gain on investments	—	—	—	(0.01)	(1.08)	—
Total distributions to shareholders	—	(0.06)	(0.09)	(0.07)	(1.08)	(0.04)
Net Asset Value, End of Period	$15.55	$13.77	$10.80	$7.82	$13.67	$14.60
Total Return[1]	12.93%[6]	28.06%	39.20%	(42.28)%	0.84%	8.69%
Ratio of net expenses to average net assets	1.19%[7]	1.19%	1.19%	1.18%	1.21%	1.23%
Ratio of net investment income (loss) to average net assets[1]	0.22%[7]	0.60%	1.15%	0.57%	(0.10)%	0.34%
Portfolio turnover	55%[6]	137%	115%	107%	125%	85%
Net assets at end of period (000’s omitted)	$10,911	$7,590	$6,149	$3,863	$6,464	$9,178

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.42%[7]	1.47%	1.53%	1.44%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets	(0.01)%[7]	0.32%	0.81%	0.31%	(0.25)%	0.22%

	For the six months ended June 30, 2011 (unaudited)	Class B
Managers AMG Chicago Equity Partners Mid-Cap Fund		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.83	$10.13	$7.33	$12.80	$13.79	$12.82
Income from Investment Operations:
Net investment loss	(0.09)	(0.03)[2]	(0.12)	(0.06)	(0.13)[2]	(0.08)
Net realized and unrealized gain (loss) on investments	1.70	2.73 [2]	2.92	(5.40)	0.15 [2]	1.09
Total from investment operations	1.61	2.70	2.80	(5.46)	0.02	1.01
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.04)
Net realized gain on investments	—	—	—	(0.01)	(1.01)	—
Total distributions to shareholders	—	—	—	(0.01)	(1.01)	(0.04)
Net Asset Value, End of Period	$14.44	$12.83	$10.13	$7.33	$12.80	$13.79
Total Return[1]	12.55%[6]	26.65%[4]	38.20%[4]	(42.67)%	(0.03)%	7.88%
Ratio of net expenses to average net assets	1.94%[7]	1.94%	1.94%	1.94%	1.96%	1.98%
Ratio of net investment income (loss) to average net assets[1]	(0.53)%[7]	(0.23)%	0.33%	(0.30)%	(0.86)%	(0.41)%
Portfolio turnover	55%[6]	137%	115%	107%	125%	85%
Net assets at end of period (000’s omitted)	$0 [8]	$261	$621	$1,742	$6,909	$11,197

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.17%[7]	2.22%	2.27%	2.20%	2.12%	2.11%
Ratio of net investment income (loss) to average net assets	(0.76)%[7]	(0.51)%	0.00%#	(0.56)%	(1.02)%	(0.59)%

39

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

	For the six months ended June 30, 2011	Class C
Managers AMG Chicago Equity Partners Mid-Cap Fund	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.81	$10.11	$7.32	$12.79	$13.80	$12.83
Income from Investment Operations:
Net investment income (loss)	(0.05)	(0.04)	0.02	(0.03)	(0.12)[2]	(0.06)
Net realized and unrealized gain (loss) on investments	1.65	2.74	2.77	(5.43)	0.12 [2]	1.07
Total from investment operations	1.60	2.70	2.79	(5.46)	—	1.01
Less Distributions to Shareholders from:
Net investment income	—	—	(0.00)#	—	—	(0.04)
Net realized gain on investments	—	—	—	(0.01)	(1.01)	—
Total distributions to shareholders	—	—	(0.00)#	(0.01)	(1.01)	(0.04)
Net Asset Value, End of Period	$14.41	$12.81	$10.11	$7.32	$12.79	$13.80
Total Return[1]	12.49%[6]	26.71%	38.18%	(42.71)%	(0.19)%	7.87%
Ratio of net expenses to average net assets	1.94%[7]	1.94%	1.94%	1.94%	1.96%	1.98%
Ratio of net investment income (loss) to average net assets[1]	(0.53)%[7]	(0.18)%	0.38%	(0.23)%	(0.85)%	(0.41)%
Portfolio turnover	55%[6]	137%	115%	107%	125%	85%
Net assets at end of period (000’s omitted)	$2,983	$3,026	$3,669	$3,558	$8,651	$11,748

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.17%[7]	2.22%	2.28%	2.19%	2.12%	2.11%
Ratio of net investment income (loss) to average net assets	(0.76)%[7]	(0.46)%	0.04%	(0.49)%	(1.02)%	(0.56)%

	For the six months ended June 30, 2011	Institutional Class
Managers AMG Chicago Equity Partners Mid-Cap Fund	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.48	$11.39	$8.24	$14.42	$15.41	$14.19
Income from Investment Operations:
Net investment income	0.04	0.11	0.14	0.10	0.03 [2]	0.09
Net realized and unrealized gain (loss) on investments	1.85	3.08	3.12	(6.18)	0.11 [2]	1.17
Total from investment operations	1.89	3.19	3.26	(6.08)	0.14	1.26
Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.11)	(0.09)	—	(0.04)
Net realized gain on investments	—	—	—	(0.01)	(1.13)	—
Total distributions to shareholders	—	(0.10)	(0.11)	(0.10)	(1.13)	(0.04)
Net Asset Value, End of Period	$16.37	$14.48	$11.39	$8.24	$14.42	$15.41
Total Return[1]	13.05%[6]	27.97%	39.59%	(42.13)%	0.78%	8.96%
Ratio of net expenses to average net assets	0.94%[7]	0.94%	0.94%	0.94%	0.96%	0.98%
Ratio of net investment income to average net assets[1]	0.47%[7]	0.84%	1.39%	0.77%	0.16%	0.59%
Portfolio turnover	55%[6]	137%	115%	107%	125%	85%
Net assets at end of period (000’s omitted)	$33,396	$29,867	$25,075	$22,152	$51,029	$56,008

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.17%[7]	1.22%	1.28%	1.19%	1.12%	1.11%
Ratio of net investment income to average net assets	0.24%[7]	0.56%	1.05%	0.51%	0.01%	0.47%

40

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2011	Class A
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.49	$12.33	$10.45	$13.18	$12.86	$11.55
Income from Investment Operations:
Net investment income	0.09	0.20	0.22	0.29	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.84	1.16	1.87	(2.74)	0.34	1.32
Total from investment operations	0.93	1.36	2.09	(2.45)	0.59	1.57
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.20)	(0.21)	(0.27)	(0.27)	(0.26)
Return of capital	—	—	—	(0.01)	—	—
Total distributions to shareholders	(0.09)	(0.20)	(0.21)	(0.28)	(0.27)	(0.26)
Net Asset Value, End of Period	$14.33	$13.49	$12.33	$10.45	$13.18	$12.86
Total Return[1]	6.89%[6]	11.14%	20.06%	(18.68)%	4.63%	13.73%
Ratio of net expenses to average net assets	1.24%[7]	1.22%	1.23%	1.17%	1.23%	1.23%
Ratio of net investment income to average net assets[1]	1.31%[7]	1.56%	1.77%	2.53%	1.93%	2.05%
Portfolio turnover	41%[6]	97%	114%	99%	206%	66%
Net assets at end of period (000’s omitted)	$9,248	$7,605	$6,933	$9,932	$2,076	$1,933

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.77%[7]	1.80%	1.76%	1.68%	1.78%	1.81%
Ratio of net investment income to average net assets	0.78%[7]	0.98%	1.24%	2.03%	1.38%	1.49%

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2011	Class B
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.33	$12.17	$10.29	$12.96	$12.64	$11.36
Income from Investment Operations:
Net investment income	0.00 #	0.10	0.16	0.16	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.86	1.15	1.83	(2.66)	0.33	1.29
Total from investment operations	0.86	1.25	1.99	(2.50)	0.49	1.47
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.10)	(0.11)	(0.16)	(0.17)	(0.19)
Return of capital	—	—	—	(0.01)	—	—
Total distributions to shareholders	(0.04)	(0.10)	(0.11)	(0.17)	(0.17)	(0.19)
Net Asset Value, End of Period	$14.15	$13.33	$12.17	$10.29	$12.96	$12.64
Total Return[1]	6.53%[6]	10.28%	19.42%	(19.38)%	3.86%	12.83%
Ratio of net expenses to average net assets	1.99%[7]	1.97%	1.98%	1.97%	1.98%	1.98%
Ratio of net investment income to average net assets[1]	0.57%[7]	0.81%	1.11%	1.53%	1.16%	1.30%
Portfolio turnover	41%[6]	97%	114%	99%	206%	66%
Net assets at end of period (000’s omitted)	$0 [8]	$562	$978	$2,434	$6,026	$8,485

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.52%[7]	2.55%	2.51%	2.55%	2.53%	2.56%
Ratio of net investment income to average net assets	0.04%[7]	0.23%	0.58%	0.95%	0.61%	0.71%

41

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2011	Class C
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.41	$12.25	$10.38	$13.08	$12.76	$11.46
Income from Investment Operations:
Net investment income	0.04	0.11	0.12	0.18	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.83	1.15	1.88	(2.70)	0.33	1.31
Total from investment operations	0.87	1.26	2.00	(2.52)	0.49	1.47
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.10)	(0.13)	(0.17)	(0.17)	(0.17)
Return of capital	—	—	—	(0.01)	—	—
Total distributions to shareholders	(0.03)	(0.10)	(0.13)	(0.18)	(0.17)	(0.17)
Net Asset Value, End of Period	$14.25	$13.41	$12.25	$10.38	$13.08	$12.76
Total Return[1]	6.56%[6]	10.35%[4]	19.33%	(19.36)%	3.86%	12.88%
Ratio of net expenses to average net assets	1.99%[7]	1.97%	1.98%	1.96%	1.98%	1.98%
Ratio of net investment income to average net assets[1]	0.53%[7]	0.81%	1.04%	1.57%	1.17%	1.30%
Portfolio turnover	41%[6]	97%	114%	99%	206%	66%
Net assets at end of period (000’s omitted)	$1,986	$2,805	$3,056	$2,926	$4,013	$4,479

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.52%[7]	2.55%	2.51%	2.52%	2.53%	2.56%
Ratio of net investment income to average net assets	0.00%[7]	0.23%	0.51%	1.01%	0.62%	0.71%

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2011	Institutional Class
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.60	$12.43	$10.54	$13.28	$12.96	$11.64
Income from Investment Operations:
Net investment income	0.11	0.24	0.23	0.31	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.85	1.17	1.90	(2.74)	0.34	1.32
Total from investment operations	0.96	1.41	2.13	(2.43)	0.63	1.61
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.24)	(0.24)	(0.30)	(0.31)	(0.29)
Return of capital	—	—	—	(0.01)	—	—
Total distributions to shareholders	(0.11)	(0.24)	(0.24)	(0.31)	(0.31)	(0.29)
Net Asset Value, End of Period	$14.45	$13.60	$12.43	$10.54	$13.28	$12.96
Total Return[1]	7.04%[6]	11.42%	20.44%	(18.51)%	4.87%	13.98%
Ratio of net expenses to average net assets	0.99%[7]	0.97%	0.98%	0.96%	0.98%	0.98%
Ratio of net investment income to average net assets[1]	1.56%[7]	1.81%	2.03%	2.58%	2.18%	2.30%
Portfolio turnover	41%[6]	97%	114%	99%	206%	66%
Net assets at end of period (000’s omitted)	$8,365	$7,863	$7,164	$6,065	$7,754	$7,676

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.52%[7]	1.55%	1.51%	1.52%	1.53%	1.56%
Ratio of net investment income to average net assets	1.03%[7]	1.23%	1.50%	2.02%	1.63%	1.73%

42

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

Managers High Yield Fund	For the six months ended June 30, 2011	Class A
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.74	$7.35	$5.25	$8.23	$8.63	$8.30
Income from Investment Operations:
Net investment income	0.28	0.61	0.60	0.64	0.59	0.55
Net realized and unrealized gain (loss) on investments	0.04	0.39	2.10	(2.99)	(0.40)	0.33
Total from investment operations	0.32	1.00	2.70	(2.35)	0.19	0.88
Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.61)	(0.60)	(0.63)	(0.59)	(0.55)
Net Asset Value, End of Period	$7.77	$7.74	$7.35	$5.25	$8.23	$8.63
Total Return[1]	4.13%[6]	14.20%	53.97%[4]	(30.02)%[4]	2.25%	11.07%
Ratio of net expenses to average net assets	1.15%[7]	1.15%	1.15%	1.15%[5]	1.15%	1.15%
Ratio of net investment income to average net assets [1]	7.22%[7]	8.06%	9.33%	8.57%[5]	6.92%	6.65%
Portfolio turnover	29%[6]	60%	56%	41%	51%	65%
Net assets at end of period (000’s omitted)	$24,449	$21,729	$28,450	$17,105	$24,151	$26,953

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.66%[7]	1.78%	1.68%	1.70%	1.55%	1.54%
Ratio of net investment income to average net assets	6.71%[7]	7.43%	8.80%	8.01%	6.52%	6.26%

Managers High Yield Fund	For the six months ended June 30, 2011	Class B
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.62	$7.24	$5.18	$8.13	$8.54	$8.22
Income from Investment Operations:
Net investment income	0.27	0.52	0.58	0.56	0.54	0.50
Net realized and unrealized gain (loss) on investments	0.01	0.42	2.02	(2.94)	(0.43)	0.31
Total from investment operations	0.28	0.92	2.60	(2.38)	0.11	0.81
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.54)	(0.54)	(0.57)	(0.52)	(0.49)
Net Asset Value, End of Period	$7.65	$7.62	$7.24	$5.18	$8.13	$8.54
Total Return[1]	3.61%[6]	13.25%[4]	52.52%[4]	(30.62)%[4]	1.30%	10.21%
Ratio of net expenses to average net assets	1.90%[7]	1.90%	1.90%	1.90%[5]	1.90%	1.90%
Ratio of net investment income to average net assets [1]	6.48%[7]	7.35%	8.90%	7.80%[5]	6.14%	5.88%
Portfolio turnover	29%[6]	60%	56%	41%	51%	65%
Net assets at end of period (000’s omitted)	$0 [8]	$693	$1,309	$2,577	$6,536	$12,318

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.41%[7]	2.53%	2.42%	2.45%	2.30%	2.28%
Ratio of net investment income to average net assets	5.97%[7]	6.72%	8.38%	7.25%	5.74%	5.50%

43

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

Managers High Yield Fund	For the six months ended June 30, 2011	Class C
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.63	$7.24	$5.18	$8.12	$8.53	$8.21
Income from Investment Operations:
Net investment income	0.25	0.54	0.54	0.57	0.53	0.49
Net realized and unrealized gain (loss) on investments	0.02	0.39	2.06	(2.94)	(0.41)	0.32
Total from investment operations	0.27	0.93	2.60	(2.37)	0.12	0.81
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.54)	(0.54)	(0.57)	(0.53)	(0.49)
Net Asset Value, End of Period	$7.65	$7.63	$7.24	$5.18	$8.12	$8.53
Total Return [1]	3.61%[6]	13.42%	52.57%[4]	(30.54)%[4]	1.32%	10.24%
Ratio of net expenses to average net assets	1.90%[7]	1.90%	1.90%	1.90%[5]	1.90%	1.90%
Ratio of net investment income to average net assets [1]	6.47%[7]	7.29%	8.68%	7.91%[5]	6.18%	5.89%
Portfolio turnover	29%[6]	60%	56%	41%	51%	65%
Net assets at end of period (000’s omitted)	$3,523	$4,053	$4,488	$3,516	$6,186	$7,653

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.41%[7]	2.53%	2.43%	2.46%	2.30%	2.29%
Ratio of net investment income to average net assets	5.96%[7]	6.66%	8.15%	7.36%	5.78%	5.50%

Managers High Yield Fund	For the six months ended June 30, 2011	Institutional Class
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.82	$7.42	$5.29	$8.29	$8.70	$8.36
Income from Investment Operations:
Net investment income	0.29	0.63	0.64	0.64	0.64	0.58
Net realized and unrealized gain (loss) on investments	0.04	0.40	2.11	(2.98)	(0.43)	0.34
Total from investment operations	0.33	1.03	2.75	(2.34)	0.21	0.92
Less Distributions to Shareholders from:
Net investment income	(0.30)	(0.63)	(0.62)	(0.66)	(0.62)	(0.58)
Net Asset Value, End of Period	$7.85	$7.82	$7.42	$5.29	$8.29	$8.70
Total Return [1]	4.26%[6]	14.58%	54.64%[4]	(29.80)%[4]	2.40%	11.38%
Ratio of net expenses to average net assets	0.90%[7]	0.90%	0.90%	0.90%[5]	0.90%	0.90%
Ratio of net investment income to average net assets [1]	7.47%[7]	8.26%	9.68%	8.90%[5]	7.16%	6.91%
Portfolio turnover	29%[6]	60%	56%	41%	51%	65%
Net assets at end of period (000’s omitted)	$5,128	$4,718	$3,658	$2,890	$3,423	$7,053

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.41%[7]	1.53%	1.42%	1.46%	1.30%	1.29%
Ratio of net investment income to average net assets	6.96%[7]	7.63%	9.16%	8.34%	6.77%	6.51%

44

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

Managers Fixed Income Fund	For the six months ended June 30, 2011	Class A
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00	$10.43	$8.93	$10.54	$10.55	$10.36
Income from Investment Operations:
Net investment income	0.24	0.47	0.52	0.55	0.56	0.52
Net realized and unrealized gain (loss) on investments	0.23	0.56	1.49	(1.62)	0.01	0.19
Total from investment operations	0.47	1.03	2.01	(1.07)	0.57	0.71
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.46)	(0.49)	(0.54)	(0.58)	(0.52)
Return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.24)	(0.46)	(0.51)	(0.54)	(0.58)	(0.52)
Net Asset Value, End of Period	$11.23	$11.00	$10.43	$8.93	$10.54	$10.55
Total Return [1]	4.30%[6]	10.04%	23.14%	(10.45)%	5.53%	7.10%
Ratio of net expenses to average net assets	0.84%[7]	0.84%	0.84%	0.84%	0.82%	0.74%
Ratio of net investment income to average net assets [1]	4.24%[7]	4.13%	5.30%	5.72%	5.12%	4.98%
Portfolio turnover	12%[6]	23%	42%	16%	17%	55%
Net assets at end of period (000’s omitted)	$33,804	$38,655	$40,625	$33,417	$24,122	$11,776

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.05%[7]	1.07%	1.08%	1.08%	1.12%	1.15%
Ratio of net investment income to average net assets	4.03%[7]	3.90%	5.06%	5.48%	4.84%	4.60%

Managers Fixed Income Fund	For the six months ended June 30, 2011	Class B
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.91	$10.35	$8.86	$10.47	$10.48	$10.30
Income from Investment Operations:
Net investment income	0.20	0.40	0.49	0.48	0.51	0.43
Net realized and unrealized gain (loss) on investments	0.23	0.54	1.43	(1.62)	(0.03)	0.19
Total from investment operations	0.43	0.94	1.92	(1.14)	0.48	0.62
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.38)	(0.41)	(0.47)	(0.49)	(0.44)
Return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.20)	(0.38)	(0.43)	(0.47)	(0.49)	(0.44)
Net Asset Value, End of Period	$11.14	$10.91	$10.35	$8.86	$10.47	$10.48
Total Return [1]	3.84%[6]	9.16%[4]	22.22%	(11.13)%	4.74%	6.25%
Ratio of net expenses to average net assets	1.59%[7]	1.59%	1.59%	1.59%	1.55%	1.49%
Ratio of net investment income to average net assets [1]	3.49%[7]	3.40%	4.67%	4.90%	4.37%	4.23%
Portfolio turnover	12%[6]	23%	42%	16%	17%	55%
Net assets at end of period (000’s omitted)	$3,600 [9]	$3,773	$4,055	$6,349	$9,029	$13,089

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.80%[7]	1.82%	1.83%	1.82%	1.85%	1.90%
Ratio of net investment income to average net assets	3.28%[7]	3.17%	4.43%	4.66%	4.05%	3.80%

45

Financial Highlights For a share outstanding throughout the six months ended June 30, 2011 (unaudited) and each year ended December 31,

Managers Fixed Income Fund	For the six months ended June 30, 2011	Class C
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.98	$10.41	$8.92	$10.54	$10.55	$10.36
Income from Investment Operations:
Net investment income	0.20	0.39	0.44	0.48	0.48	0.43
Net realized and unrealized gain (loss) on investments	0.23	0.56	1.49	(1.62)	0.01	0.20
Total from investment operations	0.43	0.95	1.93	(1.14)	0.49	0.63
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.38)	(0.42)	(0.48)	(0.50)	(0.44)
Return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.20)	(0.38)	(0.44)	(0.48)	(0.50)	(0.44)
Net Asset Value, End of Period	$11.21	$10.98	$10.41	$8.92	$10.54	$10.55
Total Return [1]	3.91%[6]	9.22%	22.13%	(11.11)%	4.75%	6.31%
Ratio of net expenses to average net assets	1.59%[7]	1.59%	1.59%	1.59%	1.56%	1.49%
Ratio of net investment income to average net assets [1]	3.49%[7]	3.39%	4.53%	4.96%	4.38%	4.23%
Portfolio turnover	12%[6]	23%	42%	16%	17%	55%
Net assets at end of period (000’s omitted)	$37,113	$45,363	$57,658	$41,387	$32,154	$15,454

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.80%[7]	1.82%	1.83%	1.83%	1.86%	1.90%
Ratio of net investment income to average net assets	3.28%[7]	3.16%	4.29%	4.73%	4.08%	3.82%

Managers Fixed Income Fund	For the six months ended June 30, 2011	Institutional Class
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.03	$10.46	$8.96	$10.59	$10.59	$10.40
Income from Investment Operations:
Net investment income	0.25	0.49	0.55	0.58	0.59	0.54
Net realized and unrealized gain (loss) on investments	0.23	0.57	1.48	(1.63)	0.01	0.19
Total from investment operations	0.48	1.06	2.03	(1.05)	0.60	0.73
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.49)	(0.51)	(0.58)	(0.60)	(0.54)
Return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.25)	(0.49)	(0.53)	(0.58)	(0.60)	(0.54)
Net Asset Value, End of Period	$11.26	$11.03	$10.46	$8.96	$10.59	$10.59
Total Return [1]	4.43%[6]	10.29%	23.39%	(10.23)%	5.84%	7.34%
Ratio of net expenses to average net assets	0.59%[7]	0.59%	0.59%	0.59%	0.56%	0.49%
Ratio of net investment income to average net assets [1]	4.49%[7]	4.34%	5.55%	5.93%	5.37%	5.23%
Portfolio turnover	12%[6]	23%	42%	16%	17%	55%
Net assets at end of period (000’s omitted)	$65,844	$61,748	$34,723	$28,561	$33,412	$25,861

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.80%[7]	0.82%	0.83%	0.83%	0.86%	0.90%
Ratio of net investment income to average net assets	4.28%[7]	4.11%	5.31%	5.69%	5.07%	4.82%

46

Notes to Financial Highlights (unaudited)

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the previous pages.

#	Rounds to less than $0.01 or 0.01%.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Per share numbers have been calculated using average shares.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The total return is based on the Financial Statement Net Asset Values as shown.
[5]	Excludes interest expense for the year ended December 31, 2008 of 0.06%.
[6]	Not annualized.
[7]	Annualized.
[8]	Effective at the close of business on June 30, 2011, all B shares converted to A shares.
[9]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

The accompanying notes are an integral part of these financial statements. 47

Notes to Financial Statements June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are: Managers AMG Chicago Equity Partners Mid-Cap Fund (“Mid-Cap”), Managers AMG Chicago Equity Partners Balanced Fund (“Balanced”), Managers High Yield Fund (“High Yield”), and Managers Fixed Income Fund (“Fixed Income”), each a “Fund” and collectively the “Funds.”

Effective May 1, 2011, Class B shares of the Mid-Cap, Balanced, and High Yield Funds closed to all investors and stopped accepting purchases, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to each Fund’s automatic reinvestment plan. On June 30, 2011 at the close of business, all outstanding Class B shares of the Mid-Cap, Balanced, and High Yield Funds were automatically converted to a number of full and/or fractional Class A shares equal in value to the shareholder’s Class B shares of each respective Fund.

Effective June 30, 2011, Class B shares of Fixed Income was closed to all new investors and will no longer be available for purchase by existing shareholders, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to the Fund’s automatic reinvestment plan. Shareholders who redeem Class B shares of the Fund will continue to be subject to the deferred sales charges described in the Prospectus.

Mid-Cap, Balanced, High Yield, and Fixed Income each offer three other classes of shares: Class A, Class C and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value.

48

Notes to Financial Statements (continued)

Securities (including derivatives) for which market quotations are not readily available are fair valued, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2011, under these arrangements, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were: Mid-Cap - $11,961 or 0.05%, and Balanced - $873 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon, the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2011, the custodian expense was not reduced for any of the Funds.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, overdraft fees and the impact on the expense ratios, if any, for Mid-Cap, Balanced, High Yield, and Fixed Income equaled $0, $0, $1, and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced as follows: Mid-Cap - $19, Balanced - $8, High Yield - $13, and Fixed Income - $61.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended June 30, 2011, the management fee was not reduced for any of the Funds.

49

Notes to Financial Statements (continued)

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes, except in such cases where interest expense is disclosed separately.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for the Mid-Cap Fund, monthly for the Fixed Income and High Yield, and quarterly for the Balanced Fund. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2011 and the year ended December 31, 2010, the capital stock transactions by class for Mid-Cap, Balanced, High Yield, and Fixed Income were:

	Mid-Cap				Balanced
	2011		2010		2011		2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	194,932	$2,981,388	152,527	$1,817,076	150,315	$2,123,953	153,940	$1,989,622
Reinvestment of distributions	—	—	1,201	16,634	2,069	29,104	4,484	57,927
Cost of shares repurchased	(44,396)	(671,736)	(171,982)	(2,035,553)	(70,927)	(995,394)	(156,920)	(1,998,654)

Net Increase (Decrease) - Class A	150,536	$2,309,652	(18,254)	($201,843)	81,457	$1,157,663	1,504	$48,895

Class B:
Proceeds from sale of shares	1,377	$20,000	84	$935	25,358	$346,963	9,548	$123,057
Reinvestment of distributions	—	—	—	—	141	1,906	235	3,014
Cost of shares repurchased	(21,727)	(311,090)	(41,048)	(441,806)	(67,705)	(955,063)	(47,933)	(597,986)

Net Decrease - Class B	(20,350)	($291,090)	(40,964)	($440,871)	(42,206)	($606,194)	(38,150)	($471,915)

Class C:
Proceeds from sale of shares	7,280	$102,813	6,516	$72,671	4,754	$65,094	27,751	$355,635
Reinvestment of distributions	—	—	—	—	109	1,528	585	7,541
Cost of shares repurchased	(36,494)	(505,570)	(133,269)	(1,439,004)	(74,781)	(1,037,887)	(68,533)	(871,532)

Net Decrease - Class C	(29,214)	($402,757)	(126,753)	($1,366,333)	(69,918)	($971,265)	(40,197)	($508,356)

Institutional Class:
Proceeds from sale of shares	69,867	$1,101,304	149,279	$1,869,055	39,298	$557,783	73,672	$945,883
Reinvestment of distributions	—	—	13,403	195,143	4,224	59,909	10,429	135,661
Cost of shares repurchased	(92,340)	(1,448,275)	(301,849)	(3,698,904)	(42,815)	(601,851)	(82,243)	(1,050,298)

Net Increase (Decrease) - Institutional Class	(22,473)	($346,971)	(139,167)	($1,634,706)	707	$15,841	1,858	$31,246

50

Notes to Financial Statements (continued)

	High Yield				Fixed Income
	2011		2010		2011		2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	711,859	$5,552,895	561,569	$4,207,687	403,600	$4,497,849	1,650,400	$17,834,800
Reinvestment of distributions	81,912	641,719	197,078	1,473,915	42,002	467,410	104,383	1,132,260
Cost of shares repurchased	(453,744)	(3,557,892)	(1,823,180)	(13,579,835)	(949,761)	(10,567,144)	(2,136,300)	(23,308,029)

Net Increase (Decrease) - Class A	340,027	$2,636,722	(1,064,533)	($7,898,233)	(504,159)	($5,601,885)	(381,517)	($4,340,969)

Class B:
Proceeds from sale of shares	357	$2,756	12,741	$93,537	12,103	$133,125	75,696	$826,667
Reinvestment of distributions	1,556	12,016	4,785	35,193	2,561	28,333	6,279	67,622
Cost of shares repurchased	(92,823)	(711,807)	(107,537)	(782,312)	(37,297)	(410,533)	(128,184)	(1,363,867)

Net Decrease - Class B	(90,910)	($697,035)	(90,011)	($653,582)	(22,633)	($249,075)	(46,209)	($469,578)

Class C:
Proceeds from sale of shares	7,527	$58,390	54,946	$409,922	118,068	$1,315,110	399,093	$4,329,562
Reinvestment of distributions	9,494	73,322	23,277	171,625	39,145	434,717	98,849	1,070,100
Cost of shares repurchased	(88,165)	(684,031)	(166,548)	(1,234,905)	(978,360)	(10,840,095)	(1,905,917)	(20,659,178)

Net Decrease - Class C	(71,144)	($552,319)	(88,325)	($653,358)	(821,147)	($9,090,268)	(1,407,975)	($15,259,516)

Institutional Class:
Proceeds from sale of shares	85,701	$679,770	189,264	$1,436,884	1,623,766	$18,135,035	2,862,678	$31,466,580
Reinvestment of distributions	22,399	177,255	41,664	315,109	94,170	1,051,584	156,575	1,706,688
Cost of shares repurchased	(57,961)	(461,287)	(120,296)	(911,419)	(1,469,389)	(16,364,766)	(742,062)	(8,163,869)

Net Increase - Institutional Class	50,139	$395,738	110,632	$840,574	248,547	$2,821,853	2,277,191	$25,009,399

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Mid-Cap – two collectively own 82%; Balanced – two collectively own 65%; High Yield – two collectively own 40%; Fixed Income – three collectively own 40%. Transactions by these shareholders may have a material impact on the Funds.

g.	Capital Loss Carryovers

As of June 30, 2011, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires Dec. 31,
Mid-Cap
	$10,896,210	2017

Balanced
	$934,426	2017

High Yield
	$4,403,474	2017

Fixed Income
	$616,984	2017
	452,702	2018

Total	$1,069,686

51

Notes to Financial Statements (continued)

2.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

3.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

4.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2011, were as follows:

Investment Management Fee
Mid-Cap	0.70%
Balanced	0.70%
High Yield	0.70%
Fixed Income	0.45%

The Investment Manager has contractually agreed, through at least May 1, 2012 to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the following percentages of the following Funds’ average daily net assets:

Mid-Cap		Balanced
1.24%	Class A	1.25%	Class A
1.99%	Class B	2.00%	Class B
1.99%	Class C	2.00%	Class C
0.99%	Institutional Class	1.00%	Inst. Class

High Yield		Fixed Income
1.15%	Class A	0.84%	Class A
1.90%	Class B	1.59%	Class B
1.90%	Class C	1.59%	Class C
0.90%	Institutional Class	0.59%	Inst. Class

Each of Mid-Cap, Balanced, High Yield, and Fixed Income is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the above percentages, based on the Fund’s average daily net assets. For the six months ended June 30, 2011, each Fund’s components of reimbursement are detailed in the following chart:

	Mid-Cap	Balanced
Reimbursement Available - 12/31/10	$280,393	$298,953
Additional Reimbursements	40,124	49,882
Repayments	—	—
Expired Reimbursements	(67,076)	(56,725)

Reimbursement Available - 6/30/11	$253,441	$292,110

	High Yield	Fixed Income
Reimbursement Available - 12/31/10	$541,616	$918,466
Additional Reimbursements	79,163	148,079
Repayments	—	—
Expired Reimbursements	(80,952)	(113,255)

Reimbursement Available - 6/30/11	$539,827	$953,290

52

Notes to Financial Statements (continued)

Mid-Cap, Balanced, High Yield, and Fixed Income have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. During the six months ended June 30, 2011, each of these Funds paid an Administration fee at the rate of 0.20% per annum of the Fund’s average daily net assets.

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund in the Trust. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Mid-Cap, Balanced, High Yield, and Fixed Income have adopted a distribution and service plan with respect to Class A, Class B and

Class C shares of each Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25%, 1.00% and 1.00% annually of each Fund’s average daily net assets attributable to its Class A, Class B and Class C shares, respectively.

The Plan further provide for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

The following summarizes the total fees incurred under the Plan for Class A, Class B and Class C shares for the six months ended June 30, 2011:

Amount
Mid-Cap	$27,807
Balanced	25,573
High Yield	49,071
Fixed Income	263,160

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the following Funds either borrowed from or lent to other Managers Funds: Fixed Income borrowed varying amounts up to $806,341 for 2 days paying interest of $26. The interest amount can be found in the Statement of Operations as miscellaneous expense. For the same period, the Funds did not lend to any other Managers Funds.

53

Notes to Financial Statements (continued)

5.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2011, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Mid-Cap	$25,743,913	$24,459,132	n/a	n/a
Balanced	3,261,155	4,602,192	$4,514,227	$3,251,232
High Yield	8,756,836	10,030,929	n/a	n/a
Fixed Income	15,607,592	19,300,835	579,997	21,379,661

6.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily. Each Fund’s position, if any, in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Appreciation on the Statement of Assets and Liabilities and Statement of Operations.

7.	Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8.	New Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

9.	Subsequent Events

The Funds have determined that no additional material events or transactions occurred through the issuance date of the Funds’ financial statements, which requires additional disclosure in or adjustment of the Funds’ financial statements.

54

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each Fund Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the

Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

55

Annual Renewal of Investment Advisory Agreements (continued)

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Chicago Equity Partners, LLC (“CEP”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisors (other than CEP). In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each unaffiliated Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of a Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by each unaffiliated Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager and reviewed information provided by CEP regarding the cost to CEP of providing subadvisory services to a Fund and the resulting profitability from such relationship and noted that, because CEP is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset levels of each Fund managed by CEP and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by CEP and the profitability to CEP of its relationship with a Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, and based on the current size of each Fund managed by CEP, the Trustees concluded that the effect of any economies of scale being realized by CEP was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and each Subadvisor.

56

Annual Renewal of Investment Advisory Agreements (continued)

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was below, above, above and above, respectively, the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% Russell 1000 Index and 40% Barclays Capital U.S. Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the effect of economic conditions on the Fund’s more recent performance, and considered the Fund’s overall performance over the longer-term. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25%, 2.00%, 2.00% and 1.00% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS FIXED INCOME FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Capital U.S. Aggregate Bond Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%, 1.59%, 1.59% and 0.59% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees also took into account management’s discussion of the Fund’s expenses, including relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, above, below and below, respectively, the median performance of the Peer Group and above, above, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s improved more recent performance and the reasons for the Fund’s relative underperformance over longer-term periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both lower than the average for the Peer Group. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.24%, 1.99%, 1.99% and 0.99% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

57

Annual Renewal of Investment Advisory Agreements (continued)

MANAGERS HIGH YIELD FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays Capital U.S. Corporate High Yield Bond Index. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s intermediate-term performance was impacted by poor performance in 2008. The Board also took into account the Fund’s relatively distinctive strategy versus its Peer Group and the fact that the Fund was at the median of its broader performance universe. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.15%, 1.90%, 1.90% and 0.90% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

58

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YEILD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2011

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

SAR070-0611

Managers Funds

Semi-Annual Report – June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Short Duration Government Fund	3

Managers Intermediate Duration Government Fund	11

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	19
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	20
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	21
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	22
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	24
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	30

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/2011	Ending Account Value 06/30/2011	Expenses Paid During the Period*
Managers Short Duration Government Fund
Based on Actual Fund Return	0.82%	$1,000	$1,007	$4.08
Based on Hypothetical 5% Annual Return	0.82%	$1,000	$1,021	$4.11
Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.89%	$1,000	$1,030	$4.48
Based on Hypothetical 5% Annual Return	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Fund Performance

All periods ended June 30, 2011 (unaudited)

Average Annual Total Returns[1]	Six Months	1 Year	5 Years	10 Years	Inception Date
Managers Short Duration Government Fund[2,3,4,5]	0.69%	1.47%	2.98%	3.16%	03/31/92
BofA Merrill Lynch US Six-month T-Bill Index[7]	0.16%	0.35%	2.58%	2.49%

Managers Intermediate Duration Government Fund[2,3,4,5,6]	3.04%	4.57%	6.93%	5.64%	03/31/92
Citigroup Mortgage Index[8]	2.97%	3.74%	7.02%	5.86%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www. managersinvest.com.

In choosing a Fund, investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars ($).

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[6]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[7]

The BofA Merrill Lynch US Six-Month T-Bill Index is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Short Duration Government Fund, the BofA Merrill Lynch US Six-Month T-Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Intermediate Duration Government Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Short Duration Government Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	Managers Short Duration Government Fund**
U.S. Government and Agency Obligations	84.9%
Mortgage-Backed Securities	9.9%
Asset-Backed Securities	0.3%
Other Assets and Liabilities	4.9%

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FNMA, 4.500%, TBA	5.2%
FNMA, 0.040%, 10/26/11	2.9
FNMA, 2.680%, 11/01/34*	2.4
FNMA, 0.071%, 11/01/11	2.4
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25*	2.1
FNMA, 2.040%, 02/01/35	2.1
FNMA, 2.738%, 10/01/33	1.9
FHLMC, 4.000%, 01/01/14	1.7
FNMA, 2.655%, 06/01/34	1.7
FNMA, 0.020%, 08/24/11	1.6

Top Ten as a Group	24.0%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Short Duration Government Fund

Schedule of Portfolio Investments

June 30, 2011 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 84.9%
Federal Home Loan Mortgage Corporation - 26.1%
FHLMC, 2.250%, 11/01/33, (11/01/11)[4]	$1,647,384	$1,699,432
FHLMC, 2.345%, 10/01/28, (01/01/12)[4]	112,833	118,023
FHLMC, 2.480%, 12/01/33, (12/01/11)[4]	2,968,816	3,117,353
FHLMC, 2.485%, 10/01/33, (10/01/11)[4]	2,319,390	2,422,760
FHLMC, 2.494%, 10/01/33, (10/01/11)[4]	3,596,009	3,757,947
FHLMC, 2.517%, 12/01/35, (01/01/12)[4]	792,672	832,275
FHLMC, 2.519%, 05/01/33, (04/01/12)[4]	1,660,010	1,741,291
FHLMC, 2.565%, 09/01/35, (09/01/11)[4,9]	2,671,754	2,770,937
FHLMC, 2.571%, 07/01/34, (02/01/12)[4,9]	513,719	539,115
FHLMC, 2.675%, 02/01/23, (01/01/12)[4]	929,982	976,140
FHLMC, 2.715%, 09/01/33, (01/01/12)[4,9]	3,221,574	3,405,179
FHLMC, 2.767%, 06/01/35, (02/01/12)[4,9]	1,279,879	1,345,304
FHLMC, 4.000%, 01/01/14	5,684,438	5,823,427
FHLMC, 4.500%, 07/01/18[9]	2,535,089	2,709,520
FHLMC, 5.000%, 09/01/17 to 06/01/19	5,798,772	6,266,498
FHLMC, 5.000%, 05/01/18[9]	692,455	748,291
FHLMC, 5.500%, 01/01/18	948,337	1,027,927
FHLMC, 5.500%, 11/01/19[9]	3,398,574	3,688,226
FHLMC, 5.792%, 02/01/37, (02/01/12)[4,9]	1,591,225	1,687,919
FHLMC Gold Pool, 0.437%, 06/15/35, (07/15/11)[4,9]	2,178,303	2,178,158
FHLMC Gold Pool, 5.000%, 05/01/18[9]	611,633	660,952
FHLMC Gold Pool, 5.000%, 01/01/19[9]	854,662	924,646
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	620,881	671,274
FHLMC Gold Pool, 5.500%, 11/01/17[9]	352,034	381,377
FHLMC Gold Pool, 5.500%, 12/01/17 to 09/01/19	626,124	681,179
FHLMC Gold Pool, 5.500%, 01/01/20[9]	3,084,470	3,360,846
FHLMC Gold Pool, 7.000%, 06/01/17	1,303,025	1,397,189
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	922,633	1,059,584
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	93,220	93,458
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	144,394	147,786
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[5]	173,874	201,997
FHLMC, Series 2702, Class AC, 4.500%, 07/15/28	2,707,000	2,743,264
FHLMC, Series 2628, Class GQ, 3.140%, 11/15/17	848,201	871,470
FHLMC, Series 2675, Class CB, 4.000%, 05/15/16	224,932	226,298
FHLMC, Series 2692, Class AB, 4.000%, 05/15/16	643,593	649,093
FHLMC, Series 2677, Class BA, 4.000%, 09/15/16	634,342	642,331
FHLMC, Series 2696, Class MD, 4.000%, 11/15/16	352,005	355,976
FHLMC, Series 2551, Class CH, 4.000%, 12/15/16	15,579	15,578
FHLMC, Series 2608, Class GJ, 4.000%, 03/15/17	261,209	262,792

The accompanying notes are an integral part of these financial statements. 4

Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 26.1% (continued)
FHLMC, Series 2843, Class BH, 4.000%, 01/15/18	$2,021,618	$2,064,853
FHLMC, Series 3249, Class CJ, 4.250%, 01/15/29	306,271	306,797
FHLMC, Series 2760, Class EB, 4.500%, 09/15/16	664,941	668,105
FHLMC, Series 2582, Class BC, 4.500%, 04/15/17	268,096	270,349
FHLMC, Series 2561, Class BH, 4.500%, 05/15/17	702,080	714,916
FHLMC, Series 2718, Class MD, 4.500%, 06/15/17	177,551	182,767
FHLMC, Series 2664, Class GA, 4.500%, 01/15/18	230,508	231,945
FHLMC, Series 2844, Class PU, 4.500%, 06/15/27	244,298	244,486
FHLMC, Series 2857, Class BG, 4.500%, 08/15/27	966,414	969,563
FHLMC, Series 2764, Class OD, 4.500%, 10/15/17	854,734	882,301
FHLMC, Series 2776, Class OL, 4.500%, 11/15/27	139,048	139,300
FHLMC, Series 2760, Class PN, 4.500%, 11/15/27	253,250	253,431
FHLMC, Series 2695, Class BO, 4.500%, 08/15/28	260,751	265,279
FHLMC, Series 2554, Class HA, 4.500%, 04/15/32	2,865,543	2,987,946
FHLMC, Series 2939, Class DE, 4.750%, 04/15/25	3,141,028	3,188,599
FHLMC, Series 2877, Class MV, 4.750%, 12/15/28	579,168	586,428
FHLMC, Series 3266, Class C, 5.000%, 02/15/20	558,894	578,303
FHLMC, Series 2764, Class UC, 5.000%, 05/15/27	462,566	462,982
FHLMC, Series 2907, Class HC, 5.000%, 06/15/27	1,526,177	1,537,190
FHLMC, Series 2844, Class PB, 5.000%, 06/15/27	286,483	286,654
FHLMC, Series 2780, Class LC, 5.000%, 07/15/27	425,441	426,525
FHLMC, Series 2893, Class PB, 5.000%, 12/15/27	767,017	768,259
FHLMC, Series 2783, Class PB, 5.000%, 01/15/28	701,178	704,502
FHLMC, Series 2881, Class TC, 5.000%, 06/15/28	1,027,602	1,036,887
FHLMC, Series 2649, Class OC, 5.000%, 07/15/28	242,306	243,993
FHLMC, Series 2827, Class TC, 5.000%, 10/15/28	211,142	212,767
FHLMC, Series 2764, Class TD, 5.000%, 02/15/29	4,369,000	4,469,908
FHLMC, Series 2960, Class NE, 5.000%, 08/15/31	709,858	711,293
FHLMC, Series 2558, Class UE, 5.500%, 05/15/22	565,429	587,890
FHLMC, Series 2429, Class HB, 6.500%, 12/15/23	455,523	513,937
Total Federal Home Loan Mortgage Corporation		88,700,967
Federal National Mortgage Association - 50.9%
FNMA, 0.506%, 11/25/30, (07/25/11)[4,9]	1,853,483	1,850,399
FNMA, 0.586%, 03/25/35, (07/25/11)[4,9]	2,020,950	2,012,565
FNMA, 1.991%, 08/01/34, (10/01/11)[4]	720,808	752,293
FNMA, 2.000%, 02/01/33, (09/01/11)[4]	2,638,017	2,760,638
FNMA, 2.020%, 01/01/35, (11/01/11)[4]	505,921	532,038
FNMA, 2.037%, 01/01/35, (10/01/11)[4]	1,519,586	1,597,830
FNMA, 2.040%, 02/01/35, (08/01/11)[4]	6,858,864	7,188,360
FNMA, 2.041%, 01/01/35, (10/01/11)[4]	614,490	644,160
FNMA, 2.047%, 01/01/24, (01/01/12)[4]	1,730,106	1,764,127

The accompanying notes are an integral part of these financial statements. 5

Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 50.9% (continued)
FNMA, 2.056%, 01/01/35, (09/01/11)[4]	$3,618,384	$3,795,592
FNMA, 2.058%, 11/01/34, (10/01/11)[4]	787,924	825,929
FNMA, 2.060%, 08/01/33, (08/01/11)[4]	930,376	970,498
FNMA, 2.063%, 09/01/34, (09/01/11)[4]	2,848,557	2,987,958
FNMA, 2.077%, 08/01/33, (08/01/11)[4]	579,486	604,435
FNMA, 2.100%, 06/01/34, (11/01/11)[4]	1,840,465	1,935,969
FNMA, 2.308%, 02/01/36, (12/01/11)[4]	4,533,781	4,762,364
FNMA, 2.363%. 01/01/36, (12/01/11)[4]	239,490	251,530
FNMA, 2.370%, 04/01/35, (03/01/12)[4]	793,701	833,548
FNMA, 2.371%, 05/01/33, (04/01/12)[4]	2,477,592	2,588,438
FNMA, 2.375%, 03/01/33, (01/01/12)[4]	1,031,899	1,080,535
FNMA, 2.411%, 01/01/33, (12/01/11)[4]	70,574	73,972
FNMA, 2.423%, 12/01/33, (10/01/11)[4]	979,982	1,027,731
FNMA, 2.425%, 02/01/37, (12/01/11)[4]	626,375	656,921
FNMA, 2.480%, 06/01/33, (05/01/12)[4]	1,066,387	1,117,229
FNMA, 2.494%, 01/01/26, (12/01/11)[4]	718,659	757,327
FNMA, 2.496%, 09/01/33, (11/01/11)[4]	1,361,349	1,434,385
FNMA, 2.508%, 08/01/34, (02/01/12)[4]	860,083	904,082
FNMA, 2.526%, 01/01/25, (12/01/11)[4]	927,130	976,504
FNMA, 2.576%, 09/01/33, (09/01/11)[4,9]	1,038,217	1,080,436
FNMA, 2.605%, 05/01/36, (05/01/12)[4]	290,358	304,593
FNMA, 2.612%, 01/01/36, (12/01/11)[4]	104,828	110,248
FNMA, 2.617%, 10/01/35, (11/01/11)[4]	3,157,534	3,316,540
FNMA, 2.619%, 04/01/34, (11/01/11)[4]	1,348,330	1,411,327
FNMA, 2.621%, 06/01/34, (06/01/12)[4]	2,716,586	2,867,187
FNMA, 2.655%, 06/01/34, (04/01/12)[4]	5,370,678	5,640,406
FNMA, 2.675%, 01/01/34, (01/01/12)[4]	4,736,325	4,990,477
FNMA, 2.680%, 11/01/34, (10/01/11)[4]	7,751,830	8,171,392
FNMA, 2.685%, 01/01/33, (01/01/12)[4]	1,759,940	1,852,392
FNMA, 2.707%, 06/01/35, (06/01/12)[4]	414,067	435,573
FNMA, 2.725%, 06/01/35, (06/01/12)[4]	388,749	408,850
FNMA, 2.738%, 10/01/33, (09/01/11)[4]	6,246,454	6,548,437
FNMA, 2.947%, 06/01/37, (05/01/12)[4]	767,136	810,933
FNMA, 2.999%, 09/01/35, (09/01/11)[4]	1,541,718	1,617,627
FNMA, 3.002%, 12/01/34, (01/01/12)[4]	5,088,119	5,349,542
FNMA, 3.059%, 03/01/36, (02/01/12)[4]	1,918,460	2,030,944
FNMA, 3.086%, 03/01/36, (01/01/12)[4]	2,445,721	2,589,378
FNMA, 4.027%, 08/01/36, (11/01/11)[4]	399,341	421,895
FNMA, 4.500%, 10/01/19	715,743	765,662
FNMA, 4.500%, 07/15/34, TBA	17,000,000	17,587,028
FNMA, 5.000%, 03/01/18 to 10/01/24	5,853,815	6,333,192

The accompanying notes are an integral part of these financial statements. 6

Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 50.9% (continued)
FNMA, 5.000%, 09/01/19[9]	$566,812	$609,860
FNMA, 5.500%, 10/01/17 to 12/25/26	9,393,393	10,205,665
FNMA, 5.500%, 11/01/18[9]	971,857	1,055,772
FNMA, 5.795%, 09/01/37, (09/01/12)[4]	576,069	615,727
FNMA, 6.000%, 03/01/17 to 11/01/23	7,524,870	8,232,487
FNMA, 6.000%, 09/01/22[9]	2,425,678	2,670,371
FNMA, 6.500%, 04/01/17[9]	427,977	468,676
FNMA, 6.500%, 05/01/17 to 08/01/32	2,340,465	2,598,127
FNMA, 7.000%, 09/01/14	451,350	483,249
FNMA, 7.500%, 12/01/33 to 01/01/34	176,841	203,648
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.406%, 09/26/33, (07/26/11)[4]	16,896	16,449
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.426%, 05/25/32, (07/25/11)[4]	411,471	393,121
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	689,389	768,425
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	108,191	125,079
FNMA Whole Loan, Series 2005-W2, Class A1, 0.386%, 05/25/35, (07/25/11)[4,9]	3,542,267	3,522,492
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.466%, 10/25/33, (07/25/11)[4,6]	71,148	71,053
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.586%, 07/25/44, (07/25/11)[4,9]	3,383,117	3,384,730
FNMA Whole Loan, Series 2004-W5, Class F1, 0.636%, 02/25/47, (07/25/11)[4]	843,442	844,353
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.172%, 02/25/42[5,9]	502,689	580,573
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.187%, 06/25/42[5]	1,633,440	1,908,641
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.209%, 12/25/42[5]	29,519	34,481
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.315%, 10/25/42[5,9]	887,983	1,027,849
FNMA, Series 2007-25, Class FA, 0.586%, 04/25/37, (07/25/11)[4]	2,252,406	2,255,300
FNMA, Series 2003-15, Class CH, 4.000%, 02/25/17	80,133	80,279
FNMA, Series 2003-23, Class AB, 4.000%, 03/25/17	570,686	575,759
FNMA, Series 2003-23, Class AD, 4.500%, 03/25/17	297,884	300,774
FNMA, Series 2003-92, Class PD, 4.500%, 03/25/17	689,306	706,661
FNMA, Series 2002-94, Class CA, 5.000%, 05/25/17	1,244,946	1,252,067
FNMA, Series 2005-38, Class DP, 5.000%, 06/25/19	963,463	1,003,202
FNMA, Series 2003-5, Class EL, 5.000%, 08/25/22	1,337,218	1,393,531
FNMA, Series 1994-76, Class J, 5.000%, 04/25/24	682,309	728,675
FNMA, Series 2006-75, Class YA, 5.000%, 12/25/25	43,917	43,888
FNMA, Series 2006-107, Class QA, 5.000%, 04/25/27	299,221	299,958
FNMA, Series 2882, Class YB, 5.000%, 10/15/27	386,000	387,232
FNMA, Series 2005-15, Class EA, 5.000%, 10/25/28	564,495	571,985
FNMA, Series 2003-81, Class MB, 5.000%, 05/25/29	1,513,197	1,524,044
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	301,089	301,716
FNMA, Series 2006-129, Class PA, 5.500%, 07/25/28	234,756	234,997
Total Federal National Mortgage Association		172,812,312

The accompanying notes are an integral part of these financial statements. 7

Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Government National Mortgage Association - 3.7%
GNMA, 1.750%, 01/20/32 to 03/20/37, (04/01/12)[4]	$623,405	$640,684
GNMA, 1.750%, 10/20/34, (01/01/12)[4]	339,834	349,537
GNMA, 2.000%, 03/20/35, (04/01/12)[4]	85,757	88,549
GNMA, 2.125%, 12/20/21 to 11/20/27, (01/01/12)[4]	1,305,962	1,346,566
GNMA, 2.250%, 01/20/28, (04/01/12)[4]	66,270	68,510
GNMA, 2.500%, 07/20/35, (10/01/11)[4,9]	1,333,851	1,382,160
GNMA, 2.500%, 09/20/35, (10/01/11)[4]	1,159,479	1,201,472
GNMA, 2.625%, 07/20/18 to 09/20/35, (10/01/11)[4]	3,479,578	3,613,806
GNMA, 2.750%, 10/20/17, (01/01/12)[4,9]	47,487	49,132
GNMA, 3.000%, 11/20/17 to 12/20/17, (01/01/12)[4]	101,435	105,074
GNMA, 3.000%, 03/20/21, (04/01/12)[4]	49,067	50,950
GNMA, 3.000%, 06/20/35, (07/01/12)[4]	100,405	104,008
GNMA, 3.500%, 07/20/18, (10/01/11)[4]	59,514	61,967
GNMA, 3.500%, 02/20/34	131,605	132,848
GNMA, 3.375%, 06/20/22 to 05/20/33, (07/01/12)[4]	294,250	306,783
GNMA, 3.375%, 04/20/24 to 05/20/27, (07/01/12)[4,9]	1,064,080	1,109,402
GNMA, 9.500%, 12/15/17	8,362	9,514
GNMA, Series 2003-83, Class AB, 4.000%, 05/16/32	581,650	588,848
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	377,289	384,238
GNMA, Series 2003-39, Class PB, 5.500%, 04/20/32	761,183	795,063
Total Government National Mortgage Association		12,389,111
Interest Only Strips - 2.1%
FHLMC, 4.500%, 09/15/35	233,969	42,298
FHLMC, 5.000%, 02/15/20 to 04/15/20	783,302	95,814
FHLMC, 6.513%, 11/15/18, (07/15/11)[4]	722,039	45,382
FHLMC, 6.913%, 11/15/30, (07/15/11)[4]	214,887	14,265
FHLMC, 8.000%, 06/01/31[6]	241,709	61,409
FHLMC, Series 3449, Class AI, 4.500%, 10/15/20	963,557	33,866
FHLMC, Series 3685, Class EI, 5.000%, 03/15/19	4,377,638	426,429
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	1,891,778	204,964
FHLMC, Series 3731, Class IO, 5.000%, 07/15/19	2,011,389	216,749
FHLMC, Series 2637, Class SI, 5.813%, 06/15/18, (07/15/11)[4]	491,864	44,915
FHLMC, Series 2965, Class SA, 5.863%, 05/15/32, (07/15/11)[4]	1,845,295	249,922
FHLMC, Series 3424, Class XI, 6.383%, 05/15/36, (07/15/11)[4]	1,123,065	177,740
FHLMC, Series 2980, Class SL, 6.513%, 11/15/34, (07/15/11)[4]	947,402	178,156
FHLMC, Series 2922, Class SE, 6.563%, 02/15/35, (07/15/11)[4]	681,653	103,401
FHLMC, Series 2929, Class CS, 6.613%, 12/15/22, (07/15/11)[4]	210,724	7,318
FHLMC, Series 2530, Class QI, 6.813%, 01/15/32, (07/15/11)[4]	448,594	67,623
FHLMC, Series 2608, Class SJ, 6.913%, 03/15/17, (07/15/11)[4]	159,997	2,352
FHLMC, Series 2772, Class KS, 6.993%, 06/15/22, (07/15/11)[4]	247,226	13,407
FHLMC, Series 3489, Class SD, 7.613%, 06/15/32, (07/15/11)[4]	943,510	155,388

The accompanying notes are an integral part of these financial statements. 8

Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Interest Only Strips - 2.1% (continued)
FNMA, 5.000%, 12/01/35	$346,383	$66,451
FNMA, 7.500%, 11/18/14[6]	3,551	84
FNMA, 8.000%, 05/01/30[6]	179,008	38,818
FNMA, 9.000%, 12/15/16[6]	26,722	4,009
FNMA, Series 2008-22, Class AI, 1.097%, 09/25/12[5]	19,025,292	189,442
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	2,644,237	281,773
FNMA, Series 2008-86, Class IO, 4.500%, 03/25/23	3,844,140	381,426
FNMA, Series 2010-105, Class IO, 5.000%, 08/25/20	1,866,909	230,132
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	4,535,287	555,080
FNMA, Series 2003-48, Class SJ, 5.814%, 06/25/18, (07/25/11)[4]	629,184	57,891
FNMA, Series 2005-67, Class SM, 5.964%, 08/25/35, (07/25/11)[4]	474,985	67,201
FNMA, Series 2006-3, Class SA, 5.964%, 03/25/36, (07/25/11)[4]	1,087,260	171,893
FNMA, Series 2003-73, Class SM, 6.414%, 04/25/18, (07/25/11)[4]	650,049	64,708
FNMA, Series 2005-45, Class SR, 6.534%, 06/25/35, (07/25/11)[4]	1,032,072	174,766
FNMA, Series 2005-12, Class SC, 6.564%, 03/25/35, (07/25/11)[4]	744,583	128,224
FNMA, Series 2008-34, Class SM, 6.564%, 05/25/38, (07/25/11)[4]	2,118,999	368,608
FNMA, Series 2005-66, Class GS, 6.664%, 07/25/20, (07/25/11)[4]	478,831	60,872
FNMA, Series 2005-65, Class KI, 6.814%, 08/25/35, (07/25/11)[4]	5,169,865	809,785
FNMA, Series 2004-49, Class SQ, 6.864%, 07/25/34, (07/25/11)[4]	548,686	106,983
FNMA, Series 2004-64, Class SW, 6.864%, 08/25/34, (07/25/11)[4]	1,758,131	307,388
FNMA, Series 2004-51, Class SX, 6.934%, 07/25/34, (07/25/11)[4]	860,290	152,025
GNMA, Series 2010-147, Class IG, 2.000%, 11/16/13	22,628,346	832,875
Total Interest Only Strips		7,191,832
U.S. Treasury Notes - 2.1%
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	6,322,370	7,266,774
Total U.S. Government and Agency Obligations (cost $284,643,860)		288,360,996
Mortgage-Backed Securities - 9.9%
Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.783%, 07/10/43[5]	1,768,418	1,806,905
Bank of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.118%, 07/11/43	781,842	794,129
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2, 5.309%, 10/10/45	298,083	300,474
Bank of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.186%, 06/11/35	489,114	495,571
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A2, 5.572%, 03/11/39[5]	580,118	583,019
Countrywide Home Loans, Inc., 0.686%, 02/25/35, (07/25/11)[4,6,9]	1,281,628	378,985
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3, 4.500%, 11/15/37	1,000,000	1,005,090
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 6.141%, 02/12/34	1,626,582	1,650,494
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.349%, 08/11/36	1,650,000	1,700,730
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.070%, 06/10/38	1,207,908	1,214,636
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.269%, 12/10/35	1,395,884	1,425,263
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.646%, 04/10/40	471,093	483,080
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,947,333	1,954,817
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.529%, 01/12/37	1,310,000	1,315,303

The accompanying notes are an integral part of these financial statements. 9

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 9.9% (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A3A1, 4.824%, 09/12/37	$343,118	$345,143
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	2,548,521	2,545,060
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.161%, 10/12/37	3,515,000	3,655,685
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[5]	2,892,000	2,894,504
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.465%, 11/15/35	577,590	581,556
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.510%, 12/15/29	842,112	845,685
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A5, 4.720%, 12/15/29	1,318,000	1,328,808
LB-UBS Commercial Mortgage Trust, Series 2008-C8, Class A3, 4.830%, 11/15/27	592,803	603,663
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	1,013,461	1,013,394
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462%, 03/15/31	884,592	903,365
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	1,041,333	1,058,437
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A4, 5.740%, 12/15/35	2,210,324	2,264,592
Washington Mutual, Class 2A3, Series 2005-AR2, 0.536%, 01/25/45, (07/25/11)[4]	682,445	512,017
Total Mortgage-Backed Securities (cost $35,161,388)		33,660,405
Asset-Backed Securities - 0.3%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.506%, 11/25/35, (07/25/11)[4]	944,441	780,091
Structured Asset Investment Loan Trust, 0.726%, 12/25/34, (07/25/11)[4,9]	235,318	220,050
Total Asset-Backed Securities (cost $1,180,247)		1,000,141
Short-Term Investments - 9.7%
U.S. Government and Agency Discount Notes - 7.0%
FNMA, 0.020%, 08/24/11[3,8]	5,400,000	5,399,838
FNMA, 0.030%, 09/12/11[3,8]	100,000	99,994
FNMA, 0.040%, 10/26/11[3]	10,000,000	9,998,700
FNMA, 0.071%, 11/01/11[3]	8,000,000	7,998,088
FNMA, 0.151%, 04/13/12[3,8]	200,000	199,761
Total U.S. Government and Agency Discount Notes		23,696,381

	Shares
Other Investment Companies - 2.7%[1]
BNY Institutional Cash Reserves Fund, Series B*[2,7]	15,506	12,391
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	9,032,721	9,032,721
Total Other Investment Companies		9,045,112
Total Short-Term Investments(cost $32,737,359)		32,741,493
Total Investments - 104.8%(cost $353,722,854)		355,763,035
Other Assets, less Liabilities - (4.8)%		(16,258,740)
Net Assets - 100.0%		$339,504,295

The accompanying notes are an integral part of these financial statements.

10

Managers Intermediate Duration Government Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	Managers Intermediate Duration Government Fund**
U.S. Government and Agency Obligations	116.0%
Mortgage-Backed Securities	16.7%
Other Assets and Liabilities	(32.7%)

**	As a percentage of net assets

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FNMA, 4.500%, TBA*	18.4%
FNMA, 5.000%, TBA*	15.6
FHLMC Gold Pool, 5.000%, TBA	5.0
FNMA, 4.000%, TBA	4.9
FHLMC, 5.500%, TBA	3.7
FNMA, 6.000%, TBA	3.2
FHLMC, 5.645%, 01/01/36*	3.1
FHLMC Gold Pool, 5.500%, 06/01/35*	3.0
GNMA, 4.500%, 05/15/41	2.8
FNMA, 4.500%, 10/01/40*	2.5

Top Ten as a Group	62.2%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

11

Managers Intermediate Duration Government Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 116.0%
Federal Home Loan Mortgage Corporation - 35.4%
FHLMC, 2.474%, 11/01/33, (12/01/11)[4]	$1,714,887	$1,793,119
FHLMC, 4.500%, 04/01/35	408,640	426,099
FHLMC, 4.500%, TBA	2,000,000	2,065,938
FHLMC, 5.000%, 05/01/18	211,736	228,809
FHLMC, 5.000%, 11/01/35[9]	2,898,230	3,093,831
FHLMC, 5.500%, 11/01/17 to 01/01/19	912,191	990,179
FHLMC, 5.500%, 09/01/33[9]	874,207	951,551
FHLMC, 5.500%, 05/01/34[9]	690,262	752,841
FHLMC, 5.500%, TBA	5,100,000	5,508,796
FHLMC, 5.645%, 01/01/36, (01/01/13)[4,9]	4,363,785	4,642,117
FHLMC, 5.792%, 02/01/37, (02/01/12)[4]	133,237	141,333
FHLMC, 6.000%, 02/01/22 to 03/01/22	739,464	809,360
FHLMC, 7.500%, 07/01/34[9]	2,078,815	2,423,280
FHLMC Gold Pool, 4.500%, 05/01/34 to 05/01/35	620,501	646,408
FHLMC Gold Pool, 4.500%, 10/01/34[9]	1,463,182	1,525,695
FHLMC Gold Pool, 4.500%, 04/01/35[9]	2,135,547	2,223,783
FHLMC Gold Pool, 4.500%, 10/01/35[9]	1,625,836	1,693,012
FHLMC Gold Pool, 4.500%, 11/01/35[9]	1,400,939	1,458,823
FHLMC Gold Pool, 5.000%, 10/01/18 to 08/01/19	379,234	409,825
FHLMC Gold Pool, 5.000%, TBA	7,000,000	7,426,566
FHLMC Gold Pool, 5.500%, 10/01/33 to 05/01/38	1,981,696	2,150,550
FHLMC Gold Pool, 5.500%, 02/01/35[9]	1,164,368	1,265,928
FHLMC Gold Pool, 5.500%, 06/01/35[9]	4,126,142	4,488,614
FHLMC Gold Pool, 5.500%, 06/01/35[9]	1,318,551	1,434,382
FHLMC Gold Pool, 5.500%, 12/01/38[9]	769,863	836,290
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	819,678	897,699
FHLMC Gold Pool, 6.000%, 10/01/21[9]	2,171,499	2,378,336
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[5]	243,424	282,796
Total Federal Home Loan Mortgage Corporation		52,945,960
Federal National Mortgage Association - 65.2%
FNMA, 0.506%, 11/25/30, (07/25/11)[4,9]	1,853,483	1,850,399
FNMA, 0.586%, 03/25/35, (07/25/11)[4,9]	1,084,140	1,079,641
FNMA, 2.059%, 07/01/33, (12/01/11)[4]	542,436	561,551
FNMA, 2.100%, 06/01/34, (11/01/11)[4,9]	1,466,981	1,543,105
FNMA, 2.183%, 02/01/36, (01/01/12)[4]	157,625	163,594
FNMA, 2.508%, 08/01/34, (02/01/12)[4]	688,066	723,265
FNMA, 2.621%, 06/01/34, (06/01/12)[4,9]	1,632,669	1,723,180
FNMA, 2.947%, 06/01/37, (05/01/12)[4]	609,689	644,497
FNMA, 3.500%, TBA	3,000,000	3,054,375

The accompanying notes are an integral part of these financial statements. 12

Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 65.2% (continued)
FNMA, 4.000%, TBA	$7,000,000	$7,290,934
FNMA, 4.500%, 10/01/40[9]	3,626,835	3,757,704
FNMA, 4.500%, 11/01/40[9]	2,472,813	2,562,041
FNMA, 4.500%, TBA	26,600,000	27,518,525
FNMA, 5.000%, 06/01/18 to 03/01/36	1,117,119	1,194,984
FNMA, 5.000%, 01/01/20[9]	1,636,599	1,773,168
FNMA, 5.000%, 02/01/36[9]	2,415,858	2,579,318
FNMA, 5.000%, TBA	22,000,000	23,375,000
FNMA, 5.500%, 03/01/17 to 07/01/38	4,604,528	5,011,074
FNMA, 5.500%, 01/01/19[9]	423,041	459,568
FNMA, 5.500%, 11/01/34[9]	1,254,228	1,364,997
FNMA, 6.000%, 08/01/17 to 06/01/39	1,793,089	1,970,204
FNMA, 6.000%, TBA	4,300,000	4,723,284
FNMA, 6.500%, 11/01/28 to 07/01/32	372,333	421,105
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24[9]	1,796,441	2,016,630
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.315%, 10/25/42[5]	147,997	171,308
Total Federal National Mortgage Association		97,533,451
Government National Mortgage Association - 13.4%
GNMA, 3.000%, 03/20/16, (04/01/12)[4]	16,567	17,203
GNMA, 3.000%, 08/20/17, (10/01/11)[4]	28,985	30,107
GNMA, 3.000%, 11/20/17, (01/01/12)[4]	178,103	184,494
GNMA, 3.000%, 12/20/17, (01/01/12)[4]	13,816	14,312
GNMA, 3.000%, 08/20/18, (10/01/11)[4]	63,759	66,227
GNMA, 3.375%, 05/20/21, (07/01/12)[4]	30,726	32,035
GNMA, 3.375%, 06/20/16, (07/01/11)[4]	21,121	22,021
GNMA, 4.500%, 09/15/40 to 05/15/41	4,971,117	5,256,436
GNMA, 5.000%, 09/15/39 to 12/15/39	9,058,505	9,847,331
GNMA, 5.500%, 10/15/39[9]	3,258,377	3,601,525
GNMA, 5.500%, 11/15/39	883,817	976,895
GNMA, 7.500%, 09/15/28 to 11/15/31	25,192	29,608
Total Government National Mortgage Association		20,078,194
Interest Only Strips - 2.0%
FHLMC, 4.500%, 09/15/35	458,579	82,905
FHLMC, 5.000%, 05/15/17 to 04/15/20	802,097	89,466
FHLMC, 6.000%, 05/01/31	4,915	1,192
FHLMC, 6.513%, 11/15/18, (07/15/11)[4]	573,928	36,073
FHLMC, 6.913%, 11/15/30, (07/15/11)[4]	87,360	5,799
FHLMC, 7.713%, 06/15/31, (07/15/11)[4]	44,128	8,672
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	847,195	95,912
FHLMC, Series 3685, Class EI, 5.000%, 03/15/19	1,960,439	207,437
FHLMC, Series 3731, Class IO, 5.000%, 07/15/19	886,710	95,553

The accompanying notes are an integral part of these financial statements. 13

Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Interest Only Strips - 2.0% (continued)
FHLMC, Series 2637, Class SI, 5.813%, 06/15/18, (07/15/11)[4]	$376,543	$34,384
FHLMC, Series 2965, Class SA, 5.863%, 05/15/32, (07/15/11)[4]	745,238	100,933
FHLMC, Series 3424, Class XI, 6.383%, 05/15/36, (07/15/11)[4]	503,606	79,702
FHLMC, Series 2980, Class SL, 6.513%, 11/15/34, (07/15/11)[4]	429,303	80,729
FHLMC, Series 2922, Class SE, 6.563%, 02/15/35, (07/15/11)[4]	302,413	45,874
FHLMC, Series 2608, Class SJ, 6.913%, 03/15/17, (07/15/11)[4]	244,969	3,601
FHLMC, Series 2772, Class KS, 6.993%, 06/15/22, (07/15/11)[4]	189,261	10,264
FHLMC, Series 3489, Class SD, 7.613%, 06/15/32, (07/15/11)[4]	421,580	69,431
FNMA, 4.000%, 09/01/33 to 09/01/34	706,159	61,956
FNMA, 4.500%, 09/01/33	266,026	41,652
FNMA, 5.000%, 05/01/34 to 12/01/35	1,149,867	222,704
FNMA, 7.000%, 04/01/23[6]	200,072	54,082
FNMA, 7.000%, 06/01/23[6]	21,582	4,042
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	1,181,798	125,934
FNMA, Series 2008-86, Class IO, 4.500%, 03/25/23	1,718,075	170,472
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	1,959,807	239,863
FNMA, Series 2006-3, Class SA, 5.964%, 03/25/36, (07/25/11)[4]	469,779	74,271
FNMA, Series 2003-73, Class SM, 6.414%, 04/25/18, (07/25/11)[4]	497,640	49,537
FNMA, Series 2005-45, Class SR, 6.534%, 06/25/35, (07/25/11)[4]	457,876	77,534
FNMA, Series 2005-12, Class SC, 6.564%, 03/25/35, (07/25/11)[4]	330,971	56,996
FNMA, Series 2008-34, Class SM, 6.564%, 05/25/38, (07/25/11)[4]	941,906	163,848
FNMA, Series 2005-65, Class KI, 6.814%, 08/25/35, (07/25/11)[4]	2,072,839	345,451
FNMA, Series 2004-49, Class SQ, 6.864%, 07/25/34, (07/25/11)[4]	246,043	43,118
FNMA, Series 2004-64, Class SW, 6.864%, 08/25/34, (07/25/11)[4]	764,017	133,579
FNMA, Series 2004-51, Class SX, 6.934%, 07/25/34, (07/25/11)[4]	484,304	85,583
Total Interest Only Strips		2,998,549
Total U.S. Government and Agency Obligations (cost $169,136,989)		173,556,154
Mortgage-Backed Securities - 16.7%
American Home Loan Investment Trust, 2.396%, 06/25/45, (08/01/11)[4]	1,526,045	1,210,598
American Home Mortgage Investment Trust, 2.396%, 06/25/45, (08/01/11)[4]	92,846	83,726
American Home Mortgage Investment Trust, 2.403%, 02/25/45, (08/01/11)[4]	713,395	631,153
American Home Mortgage Investment Trust, 2.406%, 04/25/44, (08/01/11)[4]	173,461	127,810
American Home Mortgage Assets, Series 2005-1, Class 1A1, 3.073%, 11/25/35, (08/01/11)[4]	106,905	64,698
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2, 5.309%, 10/10/45	1,351,989	1,362,835
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.948%, 12/20/34[5]	195,962	125,973
Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2005-3, 2.738%, 04/25/35[5]	184,154	132,297
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,034,964
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A2, 5.572%, 03/11/39[5]	242,032	243,242
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 5.823%, 12/10/49[5]	1,148,000	1,208,375
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,099,232
Countrywide Alternative Loan Trust, 0.486%, 05/25/35, (07/25/11)[4]	614,685	565,013

The accompanying notes are an integral part of these financial statements. 14

Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 16.7% (continued)
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.606%, 11/25/34, (07/25/11) (a)[4,5]	$281,419	$244,768
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 2.660%, 12/20/35[5]	143,547	104,398
Countrywide Home Loans, Inc., Series 2005-HYB2, Class 1A4, 2.822%, 05/20/35[5]	143,648	101,163
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A3, 6.439%, 12/15/35	1,807,567	1,833,192
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.940%,12/15/35	1,000,000	1,037,794
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	2,000,000	2,100,621
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	364,593	365,815
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.536%, 03/25/35, (07/25/11) (a)[4]	289,010	245,462
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	620,274	622,657
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.900%, 05/25/34, (08/01/11)[4]	71,776	54,691
Harborview Mortgage Loan Trust, 2.559%, 11/19/34[5]	111,564	73,906
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.465%, 11/15/35	207,932	209,360
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.529%, 01/12/37	350,000	351,417
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[5]	1,900,000	1,901,645
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A5, 4.720%, 12/15/29	775,000	781,355
Master Alternative Loans Trust, 6.000%, 01/25/35[9]	944,070	921,477
Morgan Stanley Mortgage Loan Trust, 6.020%, 08/25/35[5]	1,389,049	1,242,241
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.536%, 03/25/35, (07/25/11) (a)[4]	344,430	290,023
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000	2,323,046
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,291,048	1,345,868
Total Mortgage-Backed Securities (cost $23,826,748)		25,040,815
Short-Term Investments - 24.0%
U.S. Government and Agency Discount Notes - 0.1%
FHLMC, 0.040%, 10/18/11[3,8]	150,000	149,982

	Shares
Other Investment Companies - 23.9%[1]
BNY Institutional Cash Reserves Fund, Series B*[2,7]	13,850	11,068
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	6,757,179	6,757,179
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.09%	29,061,266	29,061,266
Total Other Investment Companies		35,829,513
Total Short-Term Investments (cost $35,982,186)		35,979,495
Total Investments - 156.7% (cost $228,945,923)		234,576,464
Other Assets, less Liabilities - (56.7)%		(84,875,459)
Net Assets - 100.0%		$149,701,005

The accompanying notes are an integral part of these financial statements. 15

Notes to Schedules of Portfolio Investments June 30, 2011 (unaudited)

The following footnotes and abbreviations are to read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Short Duration Government	$353,728,180	$5,192,853	($3,157,998)	$355,763,035
Managers Intermediate Duration Government	228,945,923	7,430,493	(1,799,952)	234,576,464

#	Rounds to less than 0.01%.
*	Non-income producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2011, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers Intermediate Duration Government	$780,253	0.5%

[1]	Yield shown for each investment company represents its June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Collateral received from brokers for securities lending was invested in this short-term investment.
[3]	Percentage rate listed represents yield to maturity at June 30, 2011.
[4]	Floating Rate Security. The rate listed is as of June 30, 2011. Date in parentheses represents the securities next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of June 30, 2011, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities market value at June 30, 2011, amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government	$554,358	0.2%
Managers Intermediate Duration Government	58,124	0.0	%#

[7]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 6 in the Notes to Financial Statements.)

[8]	Security pledged to cover margin requirements for open futures positions at June 30, 2011.
[9]	All or part of the security has been segregated for delayed delivery transactions.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Short Duration Government Fund
Investments in Securities
U.S. Government and Agency Obligations†	—	$288,360,998	—	$288,360,998
Mortgage-Backed Securities	—	33,660,403	—	33,660,403
Asset-Backed Securities	—	1,000,141	—	1,000,141
Short-Term Investments:
U.S. Government and Agency Discount Notes	—	23,696,381	—	23,696,381
Other Investment Companies	$9,032,721	12,391	—	9,045,112

Total Investments in Securities	$9,032,721	$346,730,314	—	$355,763,035

Derivatives‡
Interest Rate Futures Contracts	($504,955)	—	—	($504,955)

Total Derivatives	($504,955)	—	—	($504,955)

The accompanying notes are an integral part of these financial statements. 16

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities
U.S. Government and Agency Obligations†	—	$173,556,154	—	$173,556,154
Mortgage-Backed Securites	—	25,040,815	—	25,040,815
Short-Term Investments:
U.S. Government and Agency Discount Notes	—	149,982	—	149,982
Other Investment Companies	$35,818,446	11,067	—	35,829,513

Total Investments in Securities	$35,818,446	$198,758,018	—	$234,576,464

Derivatives‡
Interest Rate Futures Contracts	($247,856)	—	—	($247,856)

Total Derivatives	($247,856)	—	—	($247,856)

†	All U.S. Government and Agency Obligations held in the Fund are Level 2 securities.
‡	Derivative instruments, such as futures, forwards, options and swap contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following schedule shows the fair value of derivative instruments as of June 30, 2011:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Managers Short Duration Government	Interest rate futures contracts	Receivable for variation margin on futures	$112,553	Payable for variation margin on futures	$10,411

Managers Intermediate Duration Government	Interest rate futures contracts	Receivable for variation margin on futures	$17,250	Payable for variation margin on futures	$10,709

For the six months ended June 30, 2011, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount
Managers Short Duration Government	Interest rate futures contracts	($73,494)

Managers Intermediate Duration Government	Interest rate futures contracts	($38,268)

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount
Managers Short Duration Government	Interest rate futures contracts	($639,982)

Managers Intermediate Duration Government	Interest rate futures contracts	$24,253

The accompanying notes are an integral part of these financial statements. 17

Notes to Schedules of Portfolio Investments (continued)

At June 30, 2011, the Fund had the following TBA forward sale commitments:

(See Note 1(k) in the Notes to Financial Statements.)

Fund	Principal Amount	Security	Current Liability
Managers Intermediate Duration Government
	$3,000,000	FNMA, 3.500%, TBA	$3,054,375
	4,000,000	GNMA, 4.500%, TBA	4,221,248
	1,800,000	GNMA, 5.000%, TBA	1,949,625

		Total	$9,225,248

At June 30, 2011, the Fund had the following open futures contracts:

(See Note 2 (a) in the Notes to Financial Statements.)

Type	Number of Contracts	Position	Expiration	Unrealized Gain/(Loss)
Managers Short Duration Government Fund
2-Year U.S. Treasury Note	24	Long	September 2011	$5,565
5-Year U.S. Treasury Note	13	Long	September 2011	3,116
10-Year U.S. Treasury Note	57	Short	September 2011	2,084
U.S. Treasury Long Bond	23	Short	September 2011	37,677
5-Year Interest Rate Swap	73	Short	September 2011	43,161
10-Year Interest Rate Swap	144	Short	September 2011	176,859
3-Month Eurodollar	27	Short	March 2012 - March 2014	(164,355)
3-Month Eurodollar	29	Short	June 2012 - June 2013	(228,197)
3-Month Eurodollar	1	Long	September 2011	11,310
3-Month Eurodollar	19	Short	September 2012 - September 2013	(115,135)
3-Month Eurodollar	38	Short	December 2011 - December 2013	(277,040)

			Total	($504,955)

Type	Number of Contracts	Position	Expiration	Unrealized Gain/(Loss)
Managers Intermediate Duration Government Fund
2-Year U.S. Treasury Note	6	Short	September 2011	($1,515)
5-Year U.S. Treasury Note	16	Long	September 2011	3,835
10-Year U.S. Treasury Note	5	Long	September 2011	(247)
U.S. Treasury Long Bond	3	Long	September 2011	(4,953)
5-Year Interest Rate Swap	21	Short	September 2011	12,416
10-Year Interest Rate Swap	28	Short	September 2011	46,743
3-Month Eurodollar	9	Short	March 2012 - March 2013	(64,022)
3-Month Eurodollar	9	Short	June 2012 - June 2013	(64,285)
3-Month Eurodollar	12	Short	September 2011 - September 2013	(80,868)
3-Month Eurodollar	14	Short	December 2011 - December 2013	(94,960)

			Total	($247,856)

Investments Definitions and Abbreviations:

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
GSR:	Goldman Sachs REMIC
TBA:	To Be Announced

The accompanying notes are an integral part of these financial statements. 18

Statements of Assets and Liabilities June 30, 2011 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Assets:
Investments at value*	$355,763,035	$234,576,464
Receivable for delayed delivery investments sold	222,615	9,276,486
Receivable for Fund shares sold	2,606,813	1,291,404
Dividends, interest and other receivables	1,195,186	665,755
Receivable for variation margin on futures	112,553	17,250
Receivable from affiliate	50	7,686
Prepaid expenses	33,882	18,861
Total assets	359,934,134	245,853,906
Liabilities:
Payable upon return of securities loaned	15,506	13,850
Payable for delayed delivery investments purchased	17,704,969	85,569,908
Payable for Fund shares repurchased	2,397,905	1,154,044
Payable for TBA forward sale commitments	—	9,225,248
Payable for variation margin on futures	10,411	10,709
Accrued expenses:
Investment management and advisory fee payable	196,791	85,975
Other	104,340	93,167
Total liabilities	20,429,922	96,152,901

Net Assets	$339,504,212	$149,701,005
Shares outstanding	35,382,359	13,371,574
Net asset value, offering and redemption price per share	$9.60	$11.20
Net Assets Represent:
Paid-in capital	$344,506,390	$142,474,101
Undistributed net investment income	10,269	16,860
Accumulated net realized gain (loss) from investments and futures contracts	(6,547,673)	1,781,560
Net unrealized appreciation of investments, futures contracts and TBA forward sale commitments	1,535,226	5,428,484
Net Assets	$339,504,212	$149,701,005
* Investments at cost	$353,722,854	$228,945,923

The accompanying notes are an integral part of these financial statements. 19

Statements of Operations For the six months ended June 30, 2011 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Investment Income:
Interest income	$3,176,325	$2,671,522
Dividend income	15,761	22,026
Total investment income	3,192,086	2,693,548
Expenses:
Investment management and advisory fees	1,268,772	519,916
Custodian	58,148	23,310
Professional fees	40,350	26,168
Registration fees	33,829	15,842
Transfer agent	30,532	90,092
Reports to shareholders	26,928	19,208
Trustees fees and expenses	14,101	5,539
Miscellaneous	8,536	3,442
Total expenses before offsets	1,481,196	703,517
Expense reimbursements	—	(42,417)
Expense reductions	(155)	(64)
Expense waivers	(1,795)	(8,644)
Net expenses	1,479,246	652,392

Net investment income	1,712,840	2,041,156
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(112,123)	2,074,750
Net realized loss on options and futures contracts	(73,494)	(38,268)
Net change in unrealized appreciation of investments	1,496,740	352,559
Net change in unrealized appreciation (depreciation) of futures contracts	(639,982)	24,253
Net realized and unrealized gain	671,141	2,413,294

Net increase in net assets resulting from operations	$2,383,981	$4,454,450

The accompanying notes are an integral part of these financial statements. 20

Statements of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	Managers Short Duration Government Fund		Managers Intermediate Duration Government Fund
	2011	2010	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,712,840	$4,960,625	$2,041,156	$4,658,085
Net realized gain (loss) on investments and futures contracts	(185,617)	(767,061)	2,036,482	3,949,843
Net change in unrealized appreciation of investments and futures contracts	856,758	1,429,714	376,812	2,852,745
Net increase in net assets resulting from operations	2,383,981	5,623,278	4,454,450	11,460,673
Distributions to Shareholders:
From net investment income	(1,702,726)	(5,130,631)	(2,050,353)	(4,636,850)
From net realized gain on investments	—	—	—	(4,790,544)
Total distributions to shareholders	(1,702,726)	(5,130,631)	(2,050,353)	(9,427,394)
From Capital Share Transactions:
Proceeds from sale of shares	95,231,901	313,082,969	23,986,773	92,990,465
Reinvestment of dividends and distributions	1,600,164	4,896,319	1,790,171	8,373,360
Cost of shares repurchased	(138,935,366)	(212,875,291)	(32,124,332)	(104,979,200)
Net increase (decrease) from capital share transactions	(42,103,301)	105,103,997	(6,347,388)	(3,615,375)

Total increase (decrease) in net assets	(41,422,046)	105,596,644	(3,943,291)	(1,582,096)
Net Assets:
Beginning of period	380,926,258	275,329,614	153,644,296	155,226,392
End of period	$339,504,212	$380,926,258	$149,701,005	$153,644,296
End of period undistributed net investment income	$10,269	$155	$16,860	$26,057

Share Transactions:
Sale of shares	9,923,007	32,697,915	2,164,384	8,279,870
Reinvestment of dividends and distributions	166,865	511,626	161,696	757,008
Shares repurchased	(14,476,446)	(22,230,366)	(2,903,709)	(9,332,613)
Net increase (decrease) in shares	(4,386,574)	10,979,175	(577,629)	(295,735)

The accompanying notes are an integral part of these financial statements. 21

Financial Highlights For a share outstanding throughout each period

Short Duration Government Fund	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,
						2007	2006
Net Asset Value, Beginning of Period	$9.58	$9.56	$9.20	$9.68	$9.68	$9.61	$9.66
Income from Investment Operations:
Net investment income	0.05	0.13	0.24	0.34	0.31	0.42	0.34
Net realized and unrealized gain (loss) on investments	0.02	0.03	0.35	(0.45)	0.01	0.06	(0.05)
Total from investment operations	0.07	0.16	0.59	(0.11)	0.32	0.48	0.29
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.14)	(0.23)	(0.37)	(0.32)	(0.41)	(0.34)
Net Asset Value, End of Period	$9.60	$9.58	$9.56	$9.20	$9.68	$9.68	$9.61
Total Return[1]	0.69%[6]	1.68%[3]	6.43%[3]	(1.19)%	3.41%[6]	5.05%	3.00%
Ratio of net expenses to average net assets	0.82%[7]	0.81%	0.84%	0.83%	0.84%[4,7]	0.83%[4]	0.83%[4]
Ratio of net investment income to average net assets[1]	0.94%[7]	1.38%	2.43%	3.88%	4.49%[4,7]	4.15%[4]	3.41%[4]
Portfolio turnover	41%[6]	116%	152%	282%	199%[6]	230%	315%
Net assets at end of period (000’s omitted)	$339,504	$380,926	$275,330	$243,548	$235,117	$179,984	$206,523

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.82%[7]	0.82%	0.84%	0.84%	1.22%[7]	1.36%	1.08%
Ratio of net investment income to average net assets	0.94%[7]	1.37%	2.43%	3.87%	4.11%[7]	3.62%	3.16%

22

Financial Highlights

For a share outstanding throughout each period

Intermediate Duration Government Fund	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,

						2007	2006
Net Asset Value, Beginning of Period	$11.01	$10.90	$10.17	$10.67	$10.54	$10.37	$10.53
Income from Investment Operations:
Net investment income	0.15	0.32	0.41	0.45	0.37	0.47	0.37
Net realized and unrealized gain (loss) on investments	0.19	0.46	0.83	(0.37)	0.13	0.17	(0.16)
Total from investment operations	0.34	0.78	1.24	0.08	0.50	0.64	0.21
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.32)	(0.41)	(0.45)	(0.37)	(0.47)	(0.37)
Net realized gain on investments	—	(0.35)	(0.10)	(0.13)	—	—	—
Total distributions to shareholders	(0.15)	(0.67)	(0.51)	(0.58)	(0.37)	(0.47)	(0.37)
Net Asset Value, End of Period	$11.20	$11.01	$10.90	$10.17	$10.67	$10.54	$10.37
Total Return[1]	3.04%[6]	7.20%[3]	12.40%	0.85%	4.85%[6]	6.30%	2.02%
Ratio of net expenses to average net assets	0.88%[7]	0.89%	0.89%	0.89%	0.83%[5,7]	0.87%[5]	0.88%[5]
Ratio of net investment income to average net assets[1]	2.75%[7]	2.80%	3.84%	4.32%	4.62%[5,7]	4.46%[5]	3.53%[5]
Portfolio turnover	223%[6]	409%	370%	429%	240%[6]	445%	672%
Net assets at end of period (000’s omitted)	$149,701	$153,644	$155,226	$170,181	$193,440	$182,771	$194,545

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.95%[7]	0.96%	0.98%	0.95%	0.84%[7]	0.89%	0.88%
Ratio of net investment income to average net assets	2.68%[7]	2.73%	3.75%	4.26%	4.61%[7]	4.44%	3.53%

Notes to Financial Highlights

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the previous pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	The total return is based on the Financial Statement Net Asset Values as shown.
[4]

Excludes interest expense for the period ended December 31, 2007 and the fiscal years ended March 31, 2007 and 2006 of 0.38%, 0.53%, and 0.23%, respectively. (See Note 1(c) of Notes to Financial Statements.)

[5]

Excludes interest expense for the period ended December 31, 2007 and the fiscal years ended March 31, 2007 and 2006 of 0.01%, 0.04%, and 0.00%, respectively. (See Note 1(c) of Notes to Financial Statements.)

[6]	Not annualized.
[7]	Annualized.

23

Notes to Financial Statements

June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two series of Trust II: Managers Short Duration Government Fund (“Short Duration”), and Managers Intermediate Duration Government Fund (“Intermediate Duration”), each a “Fund” and collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are fair valued, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in

24

Notes to Financial Statements (continued)

markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon, the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2011, the custodian expense was not reduced for either of the Funds.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, the Funds did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced as follows: Short Duration - $155, and Intermediate Duration - $64.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPM-organ Liquid Assets Money Market Fund – Capital Shares. For the six months ended June 30, 2011, the management fee was reduced as follows: Short Duration - $1,795, and Intermediate Duration - $8,644.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes, except in such cases where interest expense is disclosed separately.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for the Funds. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The

25

Notes to Financial Statements (continued)

Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Short Duration – two collectively own 64%; Intermediate Duration – three collectively own 63%. Transactions by these shareholders may have a material impact on the Funds.

g.	Capital Loss Carryovers

As of June 30, 2011, the following Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires Dec. 31,
Short Duration
	$1,210,911	2016
	3,951,314	2017

Total	$5,162,225

h.	Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same or substantially the same assets later at a fixed price. An interest expense is charged to the Fund for the duration of the sale. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. For the six months ended June 30, 2011, there were no reverse repurchase agreements, and, therefore, no interest expense.

i.	Delayed Delivery Transactions and When-Issued Securities

Each of the Funds entered into securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

j.	Dollar Roll and Reverse Dollar Roll Agreements

Each of the Funds entered into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds its cost.

26

Notes to Financial Statements (continued)

k.	Securities Transacted on a When Issued Basis

Each of the Funds entered into To Be Announced (“TBA”) forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA forward sale commitments are not received until the contractual settlement date. During the time a TBA forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA forward purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

2.	Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Schedules of Portfolio Investments for the applicable funds. The derivative instruments outstanding as of period end as disclosed in the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

a.	Futures Contracts

Each of the Funds invest in interest rate futures contracts for risk management purposes in order to reduce the interest rate risk of fixed-income securities. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund’s ability to close futures positions at times when the Fund’s portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

b.	Assets Pledged to Cover Margin Requirements for Open Futures Positions

The aggregate market value of assets pledged to cover margin requirements for the open futures positions at June 30, 2011 was:

Fund	Assets Pledged
Short Duration	$699,743
Intermediate Duration	149,982

c.	Stripped Securities

Each of the Funds invest in stripped securities (“STRIPS”), primarily interest-only strips for their hedging characteristics. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a

27

Notes to Financial Statements (continued)

variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

3.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

4.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to Subadvisory Agreements with the Investment Manager. Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2011, were as follows:

Investment Management Fee
Short Duration	0.70%
Intermediate Duration	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of Intermediate Duration Fund’s average daily net assets.

Intermediate Duration is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the above percentages, based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund’s components of reimbursement are detailed in the following chart:

Intermediate Duration
Reimbursement Available - 12/31/10	$368,116
Additional Reimbursements	42,417
Repayments	—
Expired Reimbursements	(37,957)

Reimbursement Available - 06/30/11	$372,576

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund in the Trust. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

28

Notes to Financial Statements (continued)

5.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2011, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Short Duration	$14,395,021	$17,820,135	$123,992,572	$171,149,130
Intermediate Duration	4,566,076	4,375,222	414,659,163	412,017,024

6.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM. For the six months ended June 30, 2011 and the year ended December 31, 2010, the Funds did not lend any securities.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily. Each Fund’s position, if any, in the separate sleeve of the ICRF is included in the

Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Appreciation on the Statement of Assets and Liabilities and Statement of Operations.

7.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

8.	New Accounting Standards

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

9.	Subsequent Events

The Funds have determined that no additional material events or transactions occurred through the issuance date of the Funds’ financial statements, which requires additional disclosure in or adjustment of the Funds’ financial statements.

29

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs.

The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for Managers Intermediate Duration Government Fund. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff and information regarding the Subadvisor’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board also noted the Subadvisor’s performance record with respect to each Fund. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore,

30

Annual Renewal of Investment Advisory Agreements (continued)

that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for Managers Intermediate Duration Government Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for Managers Intermediate Duration Government Fund from time to time as a means of limiting total expenses. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of each Fund managed by the Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and the Subadvisor.

MANAGERS SHORT DURATION GOVERNMENT FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month U.S. T-Bill Index. The Board also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s relative underperformance over the recent period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Fund’s Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s distinctive investment approach. The Trustees concluded that, in light of the nature, extent

31

Annual Renewal of Investment Advisory Agreements (continued)

and quality of the services provided by the Investment Manager and the Subadvisor and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above the median performance of the Peer Group and above, above, below and below, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top quartile relative to its Peer Group for the 1-, 3-, 5- and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

32

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 2, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 2, 2011